UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6336
                                   --------

                       FRANKLIN TEMPLETON INTERNATIONAL TRUST
                       --------------------------------------
              (Exact name of registrant as specified in charter)

              ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
             (Address of principal executive offices) (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (650) 312-2000
                                                          --------------

Date of fiscal year end: 10/31
                         ------

Date of reporting period: 4/30/03
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS.



SEMIANNUAL REPORT


TEMPLETON FOREIGN
SMALLER COMPANIES FUND

--------------------------------------------------------------------------------
YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: TEMPLETON FOREIGN SMALLER COMPANIES FUND SEEKS TO PROVIDE LONG-TERM CAPITAL GROWTH. UNDER NORMAL MARKET CONDITIONS, THE FUND INVESTS AT LEAST 80% OF ITS NET ASSETS IN EQUITY SECURITIES OF SMALLER COMPANIES -- THOSE WITH MARKET CAPITALIZATIONS OF LESS THAN $2 BILLION -- LOCATED OUTSIDE THE UNITED STATES.
--------------------------------------------------------------------------------

Global equity markets were particularly volatile during the six months under review. Stock markets were alternately shaken and reassured by unfolding geopolitical issues such as with Iraq and North Korea. At the same time, we saw no conclusive evidence that the world's leading economies have yet worked out the excesses of the last economic cycle. Last, and more recently, health concerns over severe acute respiratory syndrome (SARS) had a detrimental impact over investor sentiment and the performance of stock markets, notably in Asia.

Within this difficult environment, Templeton Foreign Smaller Companies Fund - Class A posted a +3.33% cumulative total return for the six months ended April 30, 2003, as shown in the Performance Summary on page 7. In comparison, the Fund's most relevant benchmark, the Salomon Brothers ex-U.S.




[SIDEBAR]

GEOGRAPHIC DISTRIBUTION
BASED ON TOTAL NET ASSETS
4/30/03

[PIE CHART OMTITED]
EDGAR REPRESENTATION OF DATA POINTS:

ASIA                                             38.8%
EUROPE                                           33.7%
CANADA                                           11.0%
AUSTRALIA & NEW ZEALAND                           6.7%
LATIN AMERICA                                     5.0%
MIDDLE EAST & AFRICA                              0.7%
SHORT-TERM INVESTMENTS & OTHER NET ASSETS         4.1%



The dollar value, number of shares or principal amount, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 13.


4   SEMIANNUAL REPORT
less than $2 Billion Index, had an 8.25% cumulative total return for the same period, while the Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE) Index returned 2.04%. 1

Within the Fund, a number of stocks performed particularly well over the reporting period. These included Canada's North West Company Fund; Hong Kong's Techtronic Industries and Fountain Set Holdings; Australia's APN News & Media; South Korea's Halla Climate Control; and Italy's Italdesign-Giugiaro. Unfortunately, the Fund was not immune to stock market volatility and a number of holdings performed poorly, namely, Japan's Tokyo Individualized Educational Institute, Switzerland's Swisslog Holding and India's Satyam Computers Services.

In keeping with our investment strategy, we will continue to focus on company fundamentals as the basis for stock selection. We believe that this is the correct approach in the current economic environment and in volatile markets. Additionally, given the still significant divergence in valuations between the small and large cap sectors, we believe foreign small cap stocks have significant upside potential. We will concentrate our search on



[SIDEBAR]

TOP 10 SECTORS/INDUSTRIES
4/30/03

                  % OF TOTAL
                  NET ASSETS
-----------------------------
Banks                  7.7%

Commercial Services
& Supplies             7.3%

Textiles & Apparel     6.8%

Diversified Financials 6.5%

Health Care Providers
& Services             4.7%

Electronic Equipment
& Instruments          4.1%

Household Durables     4.0%

Electrical Equipment   3.7%

Machinery              3.7%

Media                  3.3%



1. Source: Standard & Poor's Micropal. The Salomon Brothers Global ex-U.S. less than $2 Billion Index measures the small stock component of the Salomon Global Equity Index, which includes developed and emerging markets countries globally excluding the U.S. Within each country, those stocks falling under a $2 billion market capitalization of the available market capital in each country forms the universe. The securities in the index are capitalization weighted. The MSCI EAFE Index is market capitalization-weighted and measures the total returns of equity securities in the developed markets in Europe, Australasia and the Far East. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.



                                                             SEMIANNUAL REPORT 5
companies that we think may be able to avert the threat of pricing pressure to the small business by focusing on value-added rather than commodity products.

/S/SIGNATURE
Simon Rudolph
Portfolio Manager
Templeton Foreign Smaller Companies Fund



[SIDEBAR]

TOP 10 EQUITY HOLDINGS
4/30/03

COMPANY
SECTOR/INDUSTRY,           % OF TOTAL
COUNTRY                    NET ASSETS
--------------------------------------

Techtronic Industries Co. Ltd.   2.9%
HOUSEHOLD DURABLES,
HONG KONG

North West Company Fund          2.8%
DIVERSIFIED FINANCIALS,
CANADA

Transcontinental Inc., B         2.5%
COMMERCIAL SERVICES
& SUPPLIES, CANADA

Housing Development
Finance Corp. Ltd.               2.5%
DIVERSIFIED FINANCIALS, INDIA

APN News & Media Ltd.            2.2%
MEDIA, AUSTRALIA

Gehe AG                          2.0%
HEALTH CARE PROVIDERS
& SERVICES, GERMANY

Halla Climate
Control Co. Ltd.                 1.9%
ELECTRICAL EQUIPMENT,
SOUTH KOREA

Fountain Set Holdings Ltd.       1.9%
TEXTILES & APPAREL,
HONG KONG

Banca Popolare di
Verona e Novara SCRL             1.8%
BANKS, ITALY

Arcadis NV                       1.8%
COMMERCIAL SERVICES
& SUPPLIES, NETHERLANDS






--------------------------------------------------------------------------------
This discussion reflects our analysis, opinions and portfolio holdings as of April 30, 2003, the end of the reporting period. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the advisor makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
--------------------------------------------------------------------------------




6   SEMIANNUAL REPORT

PERFORMANCE SUMMARY AS OF 4/30/03

DISTRIBUTIONS AND RETURNS WILL VARY BASED ON EARNINGS OF THE FUND'S PORTFOLIO AND ANY PROFITS REALIZED FROM THE SALE OF THE PORTFOLIO'S SECURITIES, AS WELL AS THE LEVEL OF OPERATING EXPENSES FOR EACH CLASS. THE PERFORMANCE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.



PRICE AND DISTRIBUTION INFORMATION

CLASS A                        CHANGE         4/30/03  10/31/02
----------------------------------------------------------------
Net Asset Value (NAV)          +$0.32         $12.59    $12.27
DISTRIBUTIONS (11/1/02-4/30/03)
Dividend Income                $0.0880

CLASS B                        CHANGE         4/30/03  10/31/02
----------------------------------------------------------------
Net Asset Value (NAV)          +$0.30         $12.41    $12.11
DISTRIBUTIONS (11/1/02-4/30/03)
Dividend Income                $0.0427

CLASS C                        CHANGE         4/30/03  10/31/02
----------------------------------------------------------------
Net Asset Value (NAV)          +$0.27         $12.44    $12.17
DISTRIBUTIONS (11/1/02-4/30/03)
Dividend Income                $0.0494

ADVISOR CLASS                  CHANGE         4/30/03  10/31/02
----------------------------------------------------------------
Net Asset Value (NAV)          +$0.31         $12.60    $12.29
DISTRIBUTIONS (11/1/02-4/30/03)
Dividend Income                $0.1104



--------------------------------------------------------------------------------
CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 1/1/97, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ.*

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.*

*Past expense reductions by the Fund's manager increased the Fund's total returns. Without these reductions, the Fund's total returns would have been lower.
--------------------------------------------------------------------------------




Past performance does not guarantee future results.


                                                             SEMIANNUAL REPORT 7

PERFORMANCE

                                                                       SINCE
                                                                    CHANGES IN
                                                                    INVESTMENT
                                                                     POLICIES
CLASS A                       6-MONTH  1-YEAR    5-YEAR   10-YEAR   (10/1/96) 5
--------------------------------------------------------------------------------
Cumulative Total Return 1      +3.33%  -14.32%   -7.58%   +81.94%     +15.43%

Average Annual
Total Return 2                 -2.62%  -19.22%   -2.72%    +5.54%      +1.28%

Value of $10,000
Investment 3                   $9,738   $8,078   $8,713   $17,153     $10,876

Avg. Ann. Total
Return (3/31/03) 4                     -24.03%   -4.26%    +4.95%      -0.13%


                                                                   INCEPTION
CLASS B                                6-MONTH    1-YEAR   3-YEAR  (1/1/99)
--------------------------------------------------------------------------------
Cumulative Total Return 1               +2.83%   -15.02%  -15.00%    +6.38%

Average Annual Total Return 2           -1.17%   -18.41%   -6.18%    +1.00%

Value of $10,000 Investment 3           $9,883    $8,159   $8,257   $10,439

Avg. Ann. Total Return (3/31/03) 4               -23.20%   -9.97%    -1.13%


                                                                  INCEPTION
CLASS C                               6-MONTH    1-YEAR   3-YEAR   (7/1/98)
--------------------------------------------------------------------------------
Cumulative Total Return 1              +2.62%   -15.17%  -15.05%    -5.79%

Average Annual Total Return 2          +0.63%   -16.86%   -5.62%    -1.43%

Value of $10,000 Investment 3         $10,063    $8,314   $8,407    $9,329

Avg. Ann. Total Return (3/31/03) 4              -21.52%   -9.38%    -3.28%


                                                                       SINCE
                                                                    CHANGES IN
                                                                    INVESTMENT
                                                                     POLICIES
ADVISOR CLASS 6                 6-MONTH   1-YEAR  5-YEAR   10-YEAR  (10/1/96) 5
--------------------------------------------------------------------------------
Cumulative Total Return 1        +3.43%  -14.08%   -6.52%   +85.87%  +17.92%

Average Annual
Total Return 2                   +3.43%  -14.08%   -1.34%    +6.39%   +2.54%

Value of $10,000
Investment 3                    $10,343   $8,592   $9,348   $18,587  $11,792

Avg. Ann. Total
Return (3/31/03) 4                       -19.15%   -2.90%    +5.80%   +1.12%



1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge(s). Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge(s).

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Effective 10/1/96, the Fund's name was changed from Franklin International Equity Fund to Templeton Foreign Smaller Companies Fund, and the Fund, which until that date invested predominantly in large capitalization foreign equity securities, shifted its emphasis to smaller capitalization foreign equity securities.

6. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +8.32% and +1.27%.


--------------------------------------------------------------------------------
Ongoing market volatility can significantly affect short-term performance; more recent returns may differ from those shown. Investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. Special risks are associated with foreign investing, especially in emerging markets, including currency fluctuations, economic instability, regulatory and political developments. In addition, small-company stocks have historically exhibited greater price volatility than larger-company stocks, particularly over the short term. These and other risks are discussed more fully in the Fund's prospectus.
--------------------------------------------------------------------------------

For more current performance, see "Funds and Performance" at franklintempleton.com or call 1-800/342-5236.


Past performance does not guarantee future results.


8   SEMIANNUAL REPORT

FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON FOREIGN SMALLER COMPANIES FUND

Financial Highlights

                                                                        CLASS A
                                               ---------------------------------------------------------------
                                              SIX MONTHS ENDED              YEAR ENDED OCTOBER 31,
                                                APRIL 30, 2003 -----------------------------------------------
                                                 (UNAUDITED)    2002      2001       2000      1999      1998
                                               ---------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ........       $12.27    $11.91    $14.42     $14.43    $12.33    $15.06
                                               ---------------------------------------------------------------
Income from investment operations:
 Net investment income a ....................          .09       .15       .21        .31       .24       .26
 Net realized and unrealized gains (losses) .          .32       .45     (2.18)      (.05)     2.13     (2.08)
                                               ---------------------------------------------------------------
Total from investment operations ............          .41       .60     (1.97)       .26      2.37     (1.82)
                                               ---------------------------------------------------------------
Less distributions from:
 Net investment income ......................         (.09)     (.24)     (.45)      (.27)     (.27)     (.24)
 Net realized gains .........................           --        --      (.09)        --        --      (.67)
                                               ---------------------------------------------------------------
Total distributions .........................         (.09)     (.24)     (.54)      (.27)     (.27)     (.91)
                                               ---------------------------------------------------------------
Net asset value, end of period ..............       $12.59    $12.27    $11.91     $14.42    $14.43    $12.33
                                               ---------------------------------------------------------------

Total return b ..............................        3.33%     4.98%  (14.28)%      1.71%    19.51%  (12.64)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...........      $74,634   $71,070   $60,579    $99,179  $102,684  $113,964
Ratios to average net assets:
 Expenses ...................................        1.65%c    1.63%     1.67%      1.58%     1.65%     1.48%
 Expenses, excluding waiver and payments
   by affiliate .............................        1.65%c    1.63%     1.67%      1.58%     1.65%     1.50%
 Net investment income ......................        1.41%c    1.15%     1.50%      1.99%     1.78%     1.23%
Portfolio turnover rate .....................        6.16%    27.23%    28.93%     37.22%    18.76%    22.82%

a Based on average weighted shares outstanding effective year ended October 31,
  1999.
b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
c Annualized.

                                                             SEMIANNUAL REPORT 9

FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON FOREIGN SMALLER COMPANIES FUND



Financial Highlights (CONTINUED)

                                                                                  CLASS B
                                                          -------------------------------------------------------
                                                          SIX MONTHS ENDED             YEAR ENDED OCTOBER 31,
                                                           APRIL 30, 2003  --------------------------------------
                                                            (UNAUDITED)      2002       2001      2000      1999 D
                                                          -------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...................      $12.11       $11.77     $14.28    $14.35    $12.44
                                                          -------------------------------------------------------
Income from investment operations:
 Net investment income a ...............................         .04          .03        .10       .22       .08
 Net realized and unrealized gains (losses) ............         .30          .46      (2.17)     (.08)     1.89
                                                          -------------------------------------------------------
Total from investment operations .......................         .34          .49      (2.07)      .14      1.97
                                                          -------------------------------------------------------
Less distributions from:
 Net investment income .................................        (.04)        (.15)      (.35)     (.21)     (.06)
 Net realized gains ....................................          --           --       (.09)       --        --
                                                          -------------------------------------------------------
Total distributions ....................................        (.04)        (.15)      (.44)     (.21)     (.06)
                                                          -------------------------------------------------------
Net asset value, end of period .........................      $12.41       $12.11     $11.77    $14.28    $14.35
                                                          -------------------------------------------------------
Total return b .........................................       2.83%        4.09%   (14.95)%      .91%    15.81%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ......................      $2,018       $1,691       $550      $482      $201
Ratios to average net assets:
 Expenses ..............................................       2.39%c       2.38%      2.46%     2.37%     1.99%c
 Net investment income .................................        .67%c        .40%       .74%     1.42%      .59%c
Portfolio turnover rate ................................       6.16%       27.23%     28.93%    37.22%    18.76%


a Based on average weighted shares outstanding.
b Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
c Annualized.
d For the period January 1, 1999 (effective date) to October 31, 1999.



10   SEMIANNUAL REPORT

FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON FOREIGN SMALLER COMPANIES FUND


Financial Highlights (CONTINUED)

                                                                        CLASS C
                                              ----------------------------------------------------------------
                                              SIX MONTHS ENDED                  YEAR ENDED OCTOBER 31,
                                               APRIL 30, 2003 ------------------------------------------------
                                                (UNAUDITED)    2002      2001       2000      1999      1998 D
                                              ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .......        $12.17    $11.82    $14.33     $14.36    $12.32    $14.23
                                              ----------------------------------------------------------------
Income from investment operations:
 Net investment income a ...................           .05       .05       .09        .18       .13       .01
 Net realized and unrealized gains (losses)            .27       .47      (2.17)     (.04)     2.11     (1.92)
                                              ----------------------------------------------------------------
Total from investment operations ...........           .32       .52     (2.08)       .14      2.24     (1.91)
                                              ----------------------------------------------------------------
Less distributions from:
 Net investment income .....................          (.05)     (.17)     (.34)      (.17)     (.20)       --
 Net realized gains ........................            --        --      (.09)        --        --        --
                                              ----------------------------------------------------------------
Total distributions ........................          (.05)     (.17)     (.43)      (.17)     (.20)       --
                                              ----------------------------------------------------------------
Net asset value, end of period .............        $12.44    $12.17    $11.82     $14.33    $14.36    $12.32
                                              ----------------------------------------------------------------

Total return b .............................         2.62%     4.28%  (14.97)%       .94%    18.46%  (13.42)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..........        $5,640    $3,904    $1,135       $894      $631      $450
Ratios to average net assets:
 Expenses ..................................         2.44%c    2.31%     2.46%      2.36%     2.40%     2.54%c
 Net investment income .....................          .62%c     .47%      .69%      1.18%      .94%     1.08%c
Portfolio turnover rate ....................         6.16%    27.23%    28.93%     37.22%    18.76%    22.82%


a Based on average weighted shares outstanding effective year ended October 31,
  1999.
b Total return does not reflect sales commission or the contingent deferred sales charge and is not annualized for periods less than one year.
c Annualized.
d For the period July 1, 1998 (effective date) to October 31, 1998.



                                                            SEMIANNUAL REPORT 11

FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON FOREIGN SMALLER COMPANIES FUND


Financial Highlights (CONTINUED)

                                                                     ADVISOR CLASS
                                              ----------------------------------------------------------------
                                              SIX MONTHS ENDED                YEAR ENDED OCTOBER 31,
                                               APRIL 30, 2003 ------------------------------------------------
                                                 (UNAUDITED)    2002      2001       2000      1999      1998
                                              ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .......        $12.29    $11.92    $14.45     $14.45    $12.34    $15.09
                                              ----------------------------------------------------------------
Income from investment operations:
 Net investment income a ...................           .10       .20       .23        .35       .26       .32
 Net realized and unrealized gains (losses)            .32       .44     (2.19)      (.05)     2.14     (2.13)
                                              ----------------------------------------------------------------
Total from investment operations ...........           .42       .64     (1.96)       .30      2.40     (1.81)
                                              ----------------------------------------------------------------
Less distributions from:
 Net investment income .....................          (.11)     (.27)     (.48)      (.30)     (.29)     (.27)
 Net realized gains ........................            --        --      (.09)        --        --      (.67)
                                              ----------------------------------------------------------------
Total distributions ........................          (.11)     (.27)     (.57)      (.30)     (.29)     (.94)
                                              ----------------------------------------------------------------
Net asset value, end of period .............        $12.60    $12.29    $11.92     $14.45    $14.45    $12.34
                                              ----------------------------------------------------------------

Total return b .............................         3.43%     5.24%  (14.11)%      2.01%    19.81%  (12.55)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..........       $17,513   $16,937    $5,059    $10,708    $9,841   $12,402
Ratios to average net assets:
 Expenses ..................................         1.40%c    1.35%     1.46%      1.38%     1.43%     1.31%
 Expenses, excluding waiver and payments
   by affiliate ............................         1.40%c    1.35%     1.46%      1.38%     1.43%     1.33%
 Net investment income .....................         1.66%c    1.43%     1.67%      2.31%     1.94%     1.43%
Portfolio turnover rate ....................         6.16%    27.23%    28.93%     37.22%    18.76%    22.82%


a Based on average weighted shares outstanding effective year ended October 31,
  1999.
b Total return is not annualized for periods less than one year.
c Annualized.


                       See notes to financial statements.



12   SEMIANNUAL REPORT

FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON FOREIGN SMALLER COMPANIES FUND


STATEMENT OF INVESTMENTS, APRIL 30, 2003 (UNAUDITED)

                                                                            COUNTRY    SHARES        VALUE
-------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 92.7%
    AUTO COMPONENTS 2.4%
    Italdesign-Giugiaro SpA ........................................          Italy     243,255  $ 1,224,338
    Linamar Corp. ..................................................         Canada     185,435    1,150,405
                                                                                                 -----------
                                                                                                   2,374,743
                                                                                                 -----------
    AUTOMOBILES 1.0%
   aTata Engineering & Locomotive Co. ..............................          India     320,650    1,021,989
                                                                                                 -----------
    BANKS 7.7%
    Banca Popolare di Verona e Novara SCRL .........................          Italy     134,365    1,824,902
    Bank of East Asia, Ltd. ........................................        Hong Kong   508,852      942,796
    Bank of Pusan ..................................................       South Korea  161,580      648,980
    Daegu Bank Co. Ltd. ............................................       South Korea  180,740      676,102
    Dah Sing Financial Holdings Ltd. ...............................        Hong Kong   295,200    1,347,487
    Laurentian Bank of Canada ......................................         Canada      92,100    1,733,375
    Wing Lung Bank Ltd. ............................................        Hong Kong   140,201      511,436
                                                                                                 -----------
                                                                                                   7,685,078
                                                                                                 -----------
    BEVERAGES 1.5%
    Grupo Continental SA ...........................................         Mexico     954,710    1,466,573
                                                                                                 -----------
    BUILDING PRODUCTS .6%
    Novar PLC ......................................................     United Kingdom 348,484      604,311
                                                                                                 -----------
    CHEMICALS .8%
    Yule Catto & Company PLC .......................................     United Kingdom 156,980      825,445
                                                                                                 -----------
    COMMERCIAL SERVICES & SUPPLIES 7.3%
    Arcadis NV .....................................................       Netherlands  194,545    1,758,604
    Chubb PLC ......................................................     United Kingdom 486,255      518,756
    Observer AB ....................................................         Sweden     197,655      459,118
    Tokyo Individualized Educational Institute Inc. ................          Japan     120,500      953,815
    Transcontinental Inc., B .......................................         Canada     200,000    2,509,410
    Vedior NV ......................................................       Netherlands  165,890    1,094,134
                                                                                                 -----------
                                                                                                   7,293,837
                                                                                                 -----------
    COMPUTERS & PERIPHERALS 2.9%
   aATI Technologies Inc. ..........................................         Canada     254,770    1,605,410
    Compal Electronics Inc. ........................................         Taiwan   1,189,200    1,282,671
                                                                                                 -----------
                                                                                                   2,888,081
                                                                                                 -----------
    CONSTRUCTION MATERIALS 1.6%
    Associated Cement Cos. Ltd. ....................................          India     315,070      871,109
    Gujarat Ambuja Cements Ltd. ....................................          India     214,580      754,395
                                                                                                 -----------
                                                                                                   1,625,504
                                                                                                 -----------
    DISTRIBUTORS 1.1%
    Li & Fung Ltd. .................................................        Hong Kong   970,000    1,088,273
                                                                                                 -----------



                                                            SEMIANNUAL REPORT 13

FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON FOREIGN SMALLER COMPANIES FUND


STATEMENT OF INVESTMENTS, APRIL 30, 2003 (UNAUDITED) (CONT.)

                                                                            COUNTRY    SHARES        VALUE
-------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    DIVERSIFIED FINANCIALS 6.5%
    D. Carnegie & Co. AB ...........................................         Sweden     135,800  $   743,773
    Housing Development Finance Corp. Ltd. .........................          India     342,142    2,464,983
    North West Company Fund ........................................         Canada     174,920    2,767,799
    Vontobel Holding AG ............................................       Switzerland   39,675      542,632
                                                                                                 -----------
                                                                                                   6,519,187
                                                                                                 -----------
    DIVERSIFIED TELECOMMUNICATION SERVICES 1.5%
    Asia Satellite Telecommunications Holdings Ltd. ................        Hong Kong   594,500      823,254
   aPhilippine Long Distance Telephone Co. .........................       Philippines   96,300      697,361
                                                                                                 -----------
                                                                                                   1,520,615
                                                                                                 -----------
    ELECTRICAL EQUIPMENT 3.7%
    Draka Holding NV ...............................................       Netherlands   24,640      212,286
    Halla Climate Control Co. Ltd. .................................       South Korea   53,700    1,904,913
    Kidde PLC ......................................................     United Kingdom 669,035      769,891
    Vestas Wind Systems AS .........................................         Denmark    103,310      807,516
                                                                                                 -----------
                                                                                                   3,694,606
                                                                                                 -----------
    ELECTRONIC EQUIPMENT & INSTRUMENTS 4.1%
    Dae Duck Electronics Co. Ltd. ..................................       South Korea  173,313    1,206,772
   aGSI Lumonics Inc. ..............................................         Canada     117,105      510,998
    Laird Group PLC ................................................     United Kingdom 270,560      719,988
   aOrbotech Ltd. ..................................................         Israel      49,885      685,420
    Samsung Electro-Mechanics Co. ..................................       South Korea   33,885      999,817
                                                                                                 -----------
                                                                                                   4,122,995
                                                                                                 -----------
    ENERGY EQUIPMENT & SERVICES .9%
    IHC Caland NV ..................................................       Netherlands   16,900      872,291
                                                                                                 -----------
    FOOD PRODUCTS 2.7%
    Geest PLC ......................................................     United Kingdom 141,975    1,049,473
    Lindt & Spruengli Chocolate Works Ltd. .........................       Switzerland    1,450      898,032
    Want Want Holdings Ltd. ........................................        Singapore 1,104,000      728,640
                                                                                                 -----------
                                                                                                   2,676,145
                                                                                                 -----------
    HEALTH CARE EQUIPMENT & SUPPLIES 2.3%
    Fisher & Paykel Healthcare Corp. Ltd. ..........................       New Zealand  200,590    1,206,150
    Moulin International Holdings Ltd. .............................        Hong Kong 2,457,000    1,039,626
                                                                                                 -----------
                                                                                                   2,245,776
                                                                                                 -----------
    HEALTH CARE PROVIDERS & SERVICES 4.7%
    Gehe AG ........................................................         Germany     51,310    2,044,246
    Mayne Group Ltd. ...............................................        Australia   480,450      889,617
    OPG Groep NV ...................................................       Netherlands   55,550    1,735,821
                                                                                                 -----------
                                                                                                   4,669,684
                                                                                                 -----------



14   SEMIANNUAL REPORT

FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON FOREIGN SMALLER COMPANIES FUND


STATEMENT OF INVESTMENTS, APRIL 30, 2003 (UNAUDITED) (CONT.)


                                                                            COUNTRY    SHARES        VALUE
-------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    HOTELS RESTAURANTS & LEISURE .8%
    Sol Melia SA ...................................................          Spain     201,445  $   791,338
                                                                                                 -----------
    HOUSEHOLD DURABLES 4.0%
    Sangetsu Co. Ltd. ..............................................          Japan      63,000    1,104,059
    Techtronic Industries Co. Ltd. .................................        Hong Kong 2,296,000    2,885,069
                                                                                                 -----------
                                                                                                   3,989,128
                                                                                                 -----------
    INDUSTRIAL CONGLOMERATES 1.4%
    Aalberts Industries NV .........................................       Netherlands   90,682    1,343,947
   aAalberts Industries NV, trading cpn., 07/22/03 .................       Netherlands   90,682       50,600
                                                                                                 -----------
                                                                                                   1,394,547
                                                                                                 -----------
    IT CONSULTING & SERVICES 2.0%
    Meitec Corp. ...................................................          Japan      46,000    1,168,707
    Satyam Computers Services Ltd. .................................          India     271,595      874,244
                                                                                                 -----------
                                                                                                   2,042,951
                                                                                                 -----------
    LEISURE EQUIPMENT & PRODUCTS 1.0%
    Amer Group Ltd., A .............................................         Finland     34,585    1,042,112
                                                                                                 -----------
    MACHINERY 3.7%
    KCI Konecranes International PLC ...............................         Finland     24,105      525,110
    Kurita Water Industries Ltd. ...................................          Japan      75,000      650,260
    METSO OYJ ......................................................         Finland    162,660    1,542,988
    SIG Holding AG .................................................       Switzerland    6,640      686,618
   aSwisslog Holding AG ............................................       Switzerland   80,695      266,544
                                                                                                 -----------
                                                                                                   3,671,520
                                                                                                 -----------
    MEDIA 3.3%
    APN News & Media Ltd. ..........................................        Australia 1,053,445    2,220,776
    SCMP Group Ltd. ................................................        Hong Kong   741,540      280,488
    Torstar Corp., B ...............................................         Canada      45,810      819,381
                                                                                                 -----------
                                                                                                   3,320,645
                                                                                                 -----------
    METALS & MINING 2.4%
    Iluka Resources Ltd. ...........................................        Australia    629,510   1,618,480
    Sons of Gwalia Ltd. ............................................        Australia    638,140     738,500
                                                                                                 -----------
                                                                                                   2,356,980
                                                                                                 -----------
    MULTILINE RETAIL 2.6%
    Debenhams PLC ..................................................     United Kingdom 222,305    1,154,730
    Galeries Lafayette SA ..........................................         France      12,195    1,448,059
                                                                                                 -----------
                                                                                                   2,602,789
                                                                                                 -----------
    OFFICE ELECTRONICS .7%
    Oce NV .........................................................       Netherlands   72,000      678,169
                                                                                                 -----------



                                                            SEMIANNUAL REPORT 15

FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON FOREIGN SMALLER COMPANIES FUND



STATEMENT OF INVESTMENTS, APRIL 30, 2003 (UNAUDITED) (CONT.)


                                                                            COUNTRY    SHARES        VALUE
-------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    PAPER & FOREST PRODUCTS 1.7%
    Hung Hing Printing Group Ltd. ..................................        Hong Kong 2,816,000  $ 1,733,134
                                                                                                 -----------
    PHARMACEUTICALS 2.5%
    Ono Pharmaceutical Co. Ltd. ....................................          Japan      32,000      955,224
    Orion Yhtyma OYJ, B ............................................         Finland     91,600    1,533,379
                                                                                                 -----------
                                                                                                   2,488,603
                                                                                                 -----------
    SEMICONDUCTOR EQUIPMENT & PRODUCTS 2.0%
    ASM Pacific Technology Ltd. ....................................        Hong Kong   477,000    1,183,471
    Jenoptik AG ....................................................         Germany     64,440      775,961
                                                                                                 -----------
                                                                                                   1,959,432
                                                                                                 -----------
    SOFTWARE .4%
   aThiel Logistik AG ..............................................       Luxembourg   115,429      401,913
                                                                                                 -----------
    SPECIALTY RETAIL 2.9%
    Athlon Groep NV ................................................       Netherlands   79,540      653,320
    Burberry Group PLC, 144A .......................................     United Kingdom 254,200    1,065,464
    Giordano International Ltd. ....................................        Hong Kong 4,314,000    1,161,603
                                                                                                 -----------
                                                                                                   2,880,387
                                                                                                 -----------
    TEXTILES & APPAREL 5.8%
    Fountain Set Holdings Ltd. .....................................        Hong Kong 2,778,000    1,887,845
    Lerado Group Holdings Co. Ltd. .................................        Hong Kong 9,154,000    1,373,267
    Texwinca Holdings Ltd. .........................................        Hong Kong 1,293,000      994,737
    Yue Yuen Industrial Holdings Ltd. ..............................        Hong Kong   746,000    1,530,443
                                                                                                 -----------
                                                                                                   5,786,292
                                                                                                 -----------
    TRANSPORTATION INFRASTRUCTURE 2.2%
    Grupo Aeroportuario del Sureste SA de CV, ADR ..................         Mexico      98,310    1,259,351
    Japan Airport Terminal Co. Ltd. ................................          Japan     169,000      960,775
                                                                                                 -----------
                                                                                                   2,220,126
                                                                                                 -----------
    TOTAL COMMON STOCKS (COST $93,245,353)                                                        92,555,199
                                                                                                 -----------
    PREFERRED STOCKS 3.2%
    PAPER & FOREST PRODUCTS 1.3%
    Aracruz Celulose SA, ADR, pfd. .................................         Brazil      61,165    1,284,465
                                                                                                 -----------
    TEXTILES & APPAREL .9%
    Hugo Boss AG, pfd. .............................................         Germany     72,100      965,560
                                                                                                 -----------
    WIRELESS TELECOMMUNICATION SERVICES 1.0%
    Telemig Celular Participacoes SA, ADR, pfd. ....................         Brazil      51,478      967,787
                                                                                                 -----------
    TOTAL PREFERRED STOCKS (COST $3,517,475) .......................                               3,217,812
                                                                                                 -----------
    TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT (COST $96,762,828)                              95,773,011
                                                                                                 -----------



16   SEMIANNUAL REPORT

FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON FOREIGN SMALLER COMPANIES FUND


STATEMENT OF INVESTMENTS, APRIL 30, 2003 (UNAUDITED) (CONT.)


                                                                                     PRINCIPAL
                                                                           COUNTRY    AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------
   REPURCHASE AGREEMENT (COST $4,360,000) 4.4%
   bDresdner Bank AG, 1.25%, 05/01/02 (Maturity Value $4,360,151)
        Collateralized by U.S. Treasury Bills, Notes and Bonds, and
        U.S. Government Agency Securities ..........................                 $4,360,000  $ 4,360,000
                                                                                                 -----------

    TOTAL INVESTMENTS (COST $101,122,828) 100.3% ...................                              100,133,011
    OTHER ASSETS, LESS LIABILITIES (.3)% ...........................                                (328,222)
                                                                                                 -----------
    NET ASSETS 100.0% ..............................................                             $99,804,789
                                                                                                 -----------


    a Non-income producing.
    b See Note 1(c) regarding repurchase agreement.


                       See notes to financial statements.



                                                            SEMIANNUAL REPORT 17

FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON FOREIGN SMALLER COMPANIES FUND

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2003 (UNAUDITED)

Assets:
 Investments in securities:
  Cost ......................................................    $101,122,828
                                                                 ------------
  Value .....................................................     100,133,011
 Cash .......................................................          48,119
 Receivables:
  Capital shares sold .......................................         281,497
  Dividends and interest ....................................         572,812
                                                                 ------------
      Total assets ..........................................     101,035,439
                                                                 ------------
Liabilities:
 Payables:
  Investment securities purchased ...........................         219,747
  Capital shares redeemed ...................................         782,363
  Affiliates ................................................         160,199
  Shareholders ..............................................          28,946
 Other liabilities ..........................................          39,395
                                                                 ------------
      Total liabilities .....................................       1,230,650
                                                                 ------------
       Net assets, at value .................................    $ 99,804,789
                                                                 ------------
Net assets consist of:
 Undistributed net investment income ........................    $   (134,947)
 Net unrealized appreciation (depreciation) .................        (941,132)
 Accumulated net realized gain (loss) .......................      (4,111,729)
 Capital shares .............................................     104,992,597
                                                                 ------------
       Net assets, at value .................................    $ 99,804,789
                                                                 ------------


18   SEMIANNUAL REPORT

FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON FOREIGN SMALLER COMPANIES FUND


Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
APRIL 30, 2003 (UNAUDITED)

CLASS A:
Net assets, at value ...................................................................      $74,633,865
                                                                                              -----------
Shares outstanding .....................................................................        5,929,497
                                                                                              -----------
Net asset value per sharea .............................................................           $12.59
                                                                                              -----------
Maximum offering price per share (Net asset value per share / 94.25%) ..................           $13.36
                                                                                              -----------

CLASS B:
Net assets, at value ...................................................................       $2,017,600
                                                                                              -----------
Shares outstanding .....................................................................          162,601
                                                                                              -----------
Net asset value and maximum offering price per sharea ..................................           $12.41
                                                                                              -----------

CLASS C:
Net assets, at value ...................................................................       $5,639,909
                                                                                              -----------
Shares outstanding .....................................................................          453,279
                                                                                              -----------
Net asset value per sharea .............................................................           $12.44
                                                                                              -----------
Maximum offering price per share (Net asset value per share / 99%) .....................           $12.57
                                                                                              -----------

ADVISOR CLASS:
Net assets, at value ...................................................................      $17,513,415
                                                                                              -----------
Shares outstanding .....................................................................        1,390,248
                                                                                              -----------
Net asset value and maximum offering price per share ...................................           $12.60
                                                                                              -----------


a Redemption price is equal to net asset value less any applicable contingent deferred sales charge.



                       See notes to financial statements.


                                                            SEMIANNUAL REPORT 19

FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON FOREIGN SMALLER COMPANIES FUND

Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)

Investment income:
 (Net of foreign taxes $173,976)
 Dividends ................................................................................    $1,403,240
 Interest .................................................................................        40,079
                                                                                               ----------
      Total investment income .............................................................     1,443,319
                                                                                               ----------
Expenses:
 Management fees (Note 3) .................................................................       471,160
 Distribution fees (Note 3)
  Class A .................................................................................        88,774
  Class B .................................................................................         8,907
  Class C .................................................................................        24,535
 Transfer agent fees (Note 3) .............................................................       109,200
 Custodian fees ...........................................................................        25,000
 Reports to shareholders ..................................................................         9,800
 Registration and filing fees .............................................................        34,000
 Professional fees ........................................................................         9,200
 Trustees' fees and expenses ..............................................................         1,400
 Other ....................................................................................         1,300
                                                                                               ----------
      Total expenses ......................................................................       783,276
                                                                                               ----------
       Net investment income ..............................................................       660,043
                                                                                               ----------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments .............................................................................       830,044
  Foreign currency transactions ...........................................................        23,166
                                                                                               ----------
      Net realized gain (loss) ............................................................       853,210
                                                                                               ----------
 Net unrealized appreciation (depreciation) on:
  Investments .............................................................................     1,808,954
  Translation of assets and liabilities denominated in foreign currencies .................       141,950
                                                                                               ----------
      Net unrealized appreciation (depreciation) ..........................................     1,950,904
                                                                                               ----------
Net realized and unrealized gain (loss) ...................................................     2,804,114
                                                                                               ----------
Net increase (decrease) in net assets resulting from operations ...........................    $3,464,157
                                                                                               ----------


                       See notes to financial statements.



20   SEMIANNUAL REPORT

FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON FOREIGN SMALLER COMPANIES FUND

Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)
AND THE YEAR ENDED OCTOBER 31, 2002

                                                                                 SIX MONTHS        YEAR
                                                                                    ENDED          ENDED
                                                                               APRIL 30, 2003 OCTOBER 31, 2002
                                                                               -------------------------------
Increase (decrease) in net assets:
 Operations:
   Net investment income (loss) ..............................................  $   660,043   $ 1,050,544
   Net realized gain (loss) from investments and foreign currency transactions      853,210       390,605
   Net unrealized appreciation (depreciation) on investments, translation of
    assets and liabilities denominated in foreign currencies .................    1,950,904    (1,569,705)
                                                                               -------------------------------
     Net increase (decrease) in net assets resulting
      from operations ........................................................    3,464,157      (128,556)
 Distributions to shareholders from:
  Net investment income:
   Class A ...................................................................     (514,120)   (1,225,305)
   Class B ...................................................................       (6,222)       (7,650)
   Class C ...................................................................      (17,878)      (18,078)
   Advisor Class .............................................................     (168,795)     (155,247)
                                                                               -------------------------------
 Total distributions to shareholders .........................................     (707,015)   (1,406,280)
 Capital share transactions (Note 2):
   Class A ...................................................................    1,476,151     9,874,589
   Class B ...................................................................      276,963     1,272,353
   Class C ...................................................................    1,595,074     3,061,383
   Advisor Class .............................................................       97,239    13,605,034
                                                                               -------------------------------
 Total capital share transactions ............................................    3,445,427    27,813,359
     Net increase (decrease) in net assets ...................................    6,202,569    26,278,523
Net assets:
 Beginning of period .........................................................   93,602,220    67,323,697
                                                                               -------------------------------
 End of period ...............................................................  $99,804,789   $93,602,220
                                                                               -------------------------------
Undistributed net investment income included in net assets:
 End of period ...............................................................  $  (134,947)  $   (87,975)
                                                                               -------------------------------


                       See notes to financial statements.


                                                            SEMIANNUAL REPORT 21

FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON FOREIGN SMALLER COMPANIES FUND


Notes to Financial Statements (unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES

Templeton Foreign Smaller Companies Fund (the Fund) is a separate, diversified series of Franklin Templeton International Trust (the Trust) which is registered under the Investment Company Act of 1940 as an open-end, diversified investment company. The Fund seeks to achieve long-term capital growth by investing, under normal market conditions, at least 80% of its total assets in equity securities of smaller capitalization companies outside the United States.

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements, which are accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Fund, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At April 30, 2003, all repurchase agreements held by the Fund had been entered into on the last business day of the month.



22   SEMIANNUAL REPORT

FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON FOREIGN SMALLER COMPANIES FUND

Notes to Financial Statements (unaudited) (CONTINUED)


1. SIGNIFICANT ACCOUNTING POLICIES (CONT.)

D. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

E. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

F. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Trust are allocated among the funds comprising the trust based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to the Fund on a specific identification basis.

G. DEFERRED TAXES

Deferred taxes are recorded for estimated tax liabilities inherent in the Fund's portfolio securities which may arise from subsequent sales of those securities and asset repatriations from countries that impose such taxes.

H. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I. REDEMPTION FEES

The Fund charges a 2% redemption fee to market timers who redeem shares held for less than 90 days. Such fees are retained by the Fund and accounted for as additional paid in capital.



                                                            SEMIANNUAL REPORT 23

FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON FOREIGN SMALLER COMPANIES FUND


Notes to Financial Statements (unaudited) (CONTINUED)


1. SIGNIFICANT ACCOUNTING POLICIES (CONT.)

J. GUARANTEES AND INDEMNIFICATIONS

In the normal course of business the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.


2. SHARES OF BENEFICIAL INTEREST

The Fund offers four classes of shares: Class A, Class B, Class C and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At April 30, 2003, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                                           SIX MONTHS                    YEAR ENDED
                                                      ENDED APRIL 30, 2003            OCTOBER 31, 2002
                                                   ------------------------------------------------------
                                                      SHARES       AMOUNT           SHARES       AMOUNT
                                                   ------------------------------------------------------
CLASS A SHARES:
Shares sold .....................................   4,710,827  $ 57,056,294      13,012,915  $ 176,286,730
Shares issued on reinvestment of distributions ..      36,502       457,367          81,832      1,074,767
Shares redeemed .................................  (4,608,039)  (56,037,510)    (12,392,824)  (167,486,908)
                                                   -------------------------------------------------------
Net increase (decrease) .........................     139,290  $  1,476,151         701,923  $   9,874,589
                                                   -------------------------------------------------------


CLASS B SHARES:
Shares sold .....................................      35,063  $    422,030         138,655  $   1,891,891
Shares issued on reinvestment of distributions ..         463         5,744             533          6,955
Shares redeemed .................................     (12,596)     (150,811)        (46,286)      (626,493)
                                                   -------------------------------------------------------
Net increase (decrease) .........................      22,930  $    276,963          92,902  $   1,272,353
                                                   -------------------------------------------------------


CLASS C SHARES:
Shares sold .....................................     257,482  $  3,095,753         369,880  $   5,026,956
Shares issued on reinvestment of distributions ..       1,174        14,612           1,145         15,013
Shares redeemed .................................    (126,265)   (1,515,291)       (146,172)    (1,980,586)
                                                   -------------------------------------------------------
Net increase (decrease) .........................     132,391  $  1,595,074         224,853  $   3,061,383
                                                   -------------------------------------------------------




24   SEMIANNUAL REPORT

FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON FOREIGN SMALLER COMPANIES FUND


Notes to Financial Statements (unaudited) (CONTINUED)


2. SHARES OF BENEFICIAL INTEREST (CONT.)

                                                           SIX MONTHS                    YEAR ENDED
                                                      ENDED APRIL 30, 2003            OCTOBER 31, 2002
                                                   ------------------------------------------------------
                                                      SHARES       AMOUNT           SHARES       AMOUNT
                                                   ------------------------------------------------------
ADVISOR CLASS SHARES:
Shares sold ....................................    1,227,441  $ 15,031,855       2,315,644  $ 30,715,519
Shares issued on reinvestment of distributions .        3,464        43,403           7,224        94,663
Shares redeemed ................................   (1,218,924)  (14,978,019)     (1,369,044)  (17,205,148)
                                                   ------------------------------------------------------
Net increase (decrease) ........................       11,981  $     97,239         953,824  $ 13,605,034
                                                   ------------------------------------------------------


3. TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's investment manager, principal underwriter, and transfer agent, respectively.

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

       ANNUALIZED
        FEE RATE  AVERAGE DAILY NET ASSETS
       --------------------------------------------------------------
          1.00%   First $100 million
          0.90% Over $100 million, up to and including $250 million 0.80% Over $250 million, up to and including $500 million
          0.75%   Over $500 million

Under a subadvisory agreement, Templeton Investment Counsel, LLC (TIC) provides subadvisory services to the Fund and receives from Advisers fees based on the average daily net assets of the Fund. Under an agreement with TIC, Templeton Asset Management Ltd. (TAML) provides subadvisory services to TIC and receives from TIC fees based on the average daily net assets of the Fund.

The Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to 0.25%, 1.00%, and 1.00% per year of the average daily net assets of Class A, Class B, and Class C shares, respectively.

Distributors paid net commissions on sales of the Fund's shares and received contingent deferred sales charges for the period of $33,182 and $13,438, respectively.




                                                            SEMIANNUAL REPORT 25

FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON FOREIGN SMALLER COMPANIES FUND


Notes to Financial Statements (unaudited) (CONTINUED)


4. INCOME TAXES

At April 30, 2003, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

        Cost of investments ......................  $101,824,183
                                                    -------------
        Unrealized appreciation ..................  $ 15,419,529
        Unrealized depreciation ..................   (17,110,701)
                                                    -------------
        Net unrealized appreciation (depreciation)  $ (1,691,172)
                                                    -------------

Net investment income and net realized losses differ for financial statement and tax purposes primarily due to differing treatments of passive foreign investment companies, wash sales, and foreign currency transactions.

At October 31, 2002, the Fund had tax basis capital losses of $4,944,379 which may be carried over to offset future capital gains. Such losses expire in 2009.


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended April 30, 2003 aggregated $13,031,835 and $5,529,970, repectively.



26   SEMIANNUAL REPORT

                       This page intentionally left blank.

                       This page intentionally left blank.

LITERATURE REQUEST
For a brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

GLOBAL GROWTH
Franklin Global Aggressive
 Growth Fund
Franklin Global Growth Fund
Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global Opportunities Trust
Templeton Global Smaller
 Companies Fund
Templeton Growth Fund
Templeton International (Ex EM) Fund
Templeton World Fund

GLOBAL GROWTH & INCOME
Franklin Global Communications Fund
Mutual European Fund
Templeton Global Bond Fund

GLOBAL INCOME
Franklin Templeton Hard
 Currency Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin Capital Growth Fund 1
Franklin DynaTech Fund
Franklin Flex Cap Growth Fund 2
Franklin Gold and Precious
 Metals Fund
Franklin Growth Fund
Franklin Large Cap Growth Fund
Franklin Small-Mid Cap
 Growth Fund
Franklin Technology Fund
Franklin U.S. Long-Short Fund 3

GROWTH & INCOME
Franklin Balance Sheet Investment Fund4
Franklin Convertible
 Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund4
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Small Cap Value Fund
Franklin Utilities Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

FUND ALLOCATOR SERIES
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth
 Target Fund
Franklin Templeton Moderate
 Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund 5
Franklin's AGE High Income Fund
Franklin Floating Rate Daily
 Access Fund
Franklin Floating Rate Trust 6
Franklin Short-Intermediate
 U.S. Government Securities Fund 5
Franklin Strategic Income Fund
Franklin Total Return Fund
Franklin U.S. Government
 Securities Fund 5
Franklin Federal Money Fund 5,7
Franklin Money Fund 5,7

TAX-FREE INCOME 8
Double Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free
 Income Fund
Insured Tax-Free Income Fund 9
Tax-Exempt Money Fund 5,7

STATE-SPECIFIC
TAX-FREE INCOME 8
Alabama
Arizona
California 10
Colorado
Connecticut
Florida 10
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 9
Michigan 9
Minnesota 9
Missouri
New Jersey
New York 10
North Carolina
Ohio 9
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance Products Trust 11


1. Formerly Franklin Growth and Income Fund. Effective 5/1/02, the fund's name changed; investment goal and strategy remained the same.

2. Formerly Franklin California Growth Fund. Effective 9/1/02, the fund's name changed and its investment criteria was modified to invest a majority of its net assets in California companies, as opposed to at least 80% of net assets.

3. Upon reaching approximately $350 million in assets, the fund will close to all investors.

4. The fund is only open to existing shareholders as well as select retirement plans.

5. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

6. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

7. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.

8. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.

9. Portfolio of insured municipal securities.

10. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and intermediate-term and money market portfolios (CA and NY).

11. The funds of the Franklin Templeton Variable Insurance Products Trust are generally only available as investment options in variable annuity or variable life insurance contracts.


                        Not part of the semiannual report


                                                                           12/02

     [LOGO OMITTED]
FRANKLIN[R] TEMPLETON[R]  One Franklin Parkway
       INVESTMENTS        San Mateo, CA  94403-1906





WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
-----------------------------------------------
ELIGIBLE SHAREHOLDERS CAN SIGN UP FOR EDELIVERY
AT FRANKLINTEMPLETON.COM. SEE INSIDE FOR DETAILS.




SEMIANNUAL REPORT AND SHAREHOLDER LETTER
TEMPLETON FOREIGN SMALLER COMPANIES FUND

INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIALBEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Franklin Templeton International Trust prospectus, which contains more complete information including charges and expenses.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

191 S2003 06/03














SEMIANNUAL REPORT
TEMPLETON GLOBAL LONG-SHORT FUND

--------------------------------------------------------------------------------
YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: TEMPLETON GLOBAL LONG-SHORT FUND SEEKS CAPITAL APPRECIATION IN UP AND DOWN (BULL AND BEAR) MARKETS WITH LESS VOLATILITY THAN THE OVERALL GLOBAL STOCK MARKET THROUGH A COMBINATION OF LONG AND SHORT POSITIONS OF COMPANIES LOCATED THROUGHOUT THE WORLD.
--------------------------------------------------------------------------------


This semiannual report of Templeton Global Long-Short Fund covers the period ended April 30, 2003. During the six months under review, the U.S. economy continued to show only nominal growth as fourth quarter 2002 gross domestic product (GDP) grew at a 1.4% annualized rate, and then increased slightly to a 1.9% annualized rate in first quarter 2003, with most components of GDP relatively weak. This was in stark contrast to 2002's first quarter, which experienced 5.0% annualized GDP growth. During the reporting period, companies seemed reluctant to invest in capital equipment given low capacity utilization levels, which were running at only 75% in March 2003, comparable to utilization rates one year earlier. Government spending picked up in areas like defense, but President Bush's proposed fiscal stimulus, if approved, will likely not impact the economy until 2004 and will be spread out over several years. Despite a weak U.S. dollar, export growth was held back by weak demand in Europe and Japan as evidenced by December's record monthly trade deficit of $44.2 billion. Overall, 2002's total trade deficit hit an all-time high of $435.2 billion.

The dollar value, number of shares or principal amount, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 15.

4 SEMIANNUAL REPORT

GEOGRAPHIC DISTRIBUTION

Based on Total Net Assets

4/30/03

REGION                              LONG %       SHORT %         NET %
----------------------------------------------------------------------

Europe                               18.6%         -7.4%         11.2%
Asia                                 15.3%         -5.2%         10.1%
North America                        19.8%        -14.9%          4.9%
Latin America                         3.3%          0.0%          3.3%
Australia & New Zealand               2.1%          0.0%          2.1%
Middle East & Africa                  3.0%         -1.2%          1.8%

Furthermore, although record low interest rates and the easy availability of financing supported consumer spending, consumer confidence fell to nearly a 10-year low in March 2003, largely due to the Iraq war, high energy prices and concerns over the sustainability of continued economic growth.

Europe's overall economic malaise continued during the six months under review, with most problems coming from the region's largest country, Germany. Standard and Poor's, an independent credit rating agency, stated that Germany was lagging its AAA-rated peers in terms of fiscal and economic performance. The German economy has barely grown since falling into recession in 2001 and, in contrast to the U.S., the German government cut spending and increased taxes to control the country's budget deficit. Consumers restricted spending in the face of rising unemployment, which hit a four-year high in March 2003, and corporate confidence remained weak, with a strong euro hampering export growth. In recent years, the U.K. economy followed a different economic path than the rest of Europe, with more economic growth and lower unemployment and inflation. However, the U.K. economy recently showed signs of stalling, with a nominal 0.4% annualized growth rate in 2002's fourth quarter.


                                                             SEMIANNUAL REPORT 5

PORTFOLIO BREAKDOWN
Based on Total Net Assets
4/30/03
                                             % OF TNA           # OF POSITIONS
-------------------------------------------------------------------------------

Long Equity Securities Net                   62.1%                   39

Short Equity Securities Net                 -28.7%                   23

-------------------------------------------------------------------------------
      TOTAL NET                              33.4% (LONG)

Among emerging markets, Asia recorded the strongest economic performance, supported by China's staggering 8.1% growth rate in 2002. However, even in China, recent news was negative, with expectations of a slightly slower growth rate in 2003 mainly due to the outbreak of the severe acute respiratory syndrome (SARS) virus at the beginning of the year. This situation had a direct impact not only on the Asian travel- and tourism-related sectors but also on manufacturing and consumer spending.

Within this uncertain global environment, Templeton Global Long-Short Fund - Class A posted a -6.29% cumulative total return for the six months ended April 30, 2003, as shown in the Performance Summary beginning on page 11. In comparison, the Fund's benchmark, the Morgan Stanley Capital International
(MSCI) World Index, posted a 3.88% cumulative total return during the same period. 1 We primarily attribute the Fund's underperformance relative to the index to the Fund's overweighted positions in South Korea, Hong Kong and China, which were adversely affected in 2003's first quarter by geopolitical concerns relating to North Korea, as well as the highly publicized SARS virus. For example, the South Korean index declined significantly in 2003's first quarter, one of the world's worst performing stock markets during that time. However, we remain optimistic that the negative issues will be resolved soon

1. Source: Standard & Poor's Micropal. The unmanaged MSCI World Index is market capitalization-weighted and measures the total returns of equity securities in the developed markets globally. The index includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

6 SEMIANNUAL REPORT

SECTOR/INDUSTRY BREAKDOWN
Based on Total Net Assets
4/30/03
                                               LONG %  SHORT %      NET %
-------------------------------------------------------------------------
Oil & Gas                                        5.0%     0.0%       5.0%
Metals & Mining                                  5.3%    -0.9%       4.4%
Diversified Telecommunication Services           4.0%     0.0%       4.0%
Industrial Conglomerates                         3.3%     0.0%       3.3%
Insurance                                        5.6%    -2.3%       3.3%
Banks                                            3.9%    -0.9%       3.0%
Software                                         2.9%     0.0%       2.9%
Construction Materials                           2.5%     0.0%       2.5%
Pharmaceuticals                                  2.3%     0.0%       2.3%
IT Consulting & Services                         2.0%     0.0%       2.0%
Electric Utilities                               1.9%     0.0%       1.9%
Multiline Retail                                 1.9%     0.0%       1.9%
Machinery                                        1.8%     0.0%       1.8%
Paper & Forest Products                          1.7%     0.0%       1.7%
Wireless Telecommunication Services              1.4%     0.0%       1.4%
Automobiles                                      1.3%     0.0%       1.3%
Auto Components                                  1.5%    -0.6%       0.9%
Computers & Peripherals                          0.8%     0.0%       0.8%
Hotels Restaurants & Leisure                     1.6%    -1.5%       0.1%
Semiconductor Equipment & Products               2.3%    -2.9%      -0.6%
Aerospace & Defense                              0.9%    -1.9%      -1.0%
Media                                            0.0%    -1.0%      -1.0%
Beverages                                        0.0%    -1.2%      -1.2%
Household Durables                               1.8%    -3.0%      -1.2%
Communications Equipment                         0.0%    -1.6%      -1.6%
Diversified Financials                           6.4%    -8.4%      -2.0%
Specialty Retail                                 0.0%    -2.5%      -2.5%

and then investors can return their focus to what we believe are the solid fundamentals and cheap valuations of companies in the region.

At period-end, the Fund's overall exposure as a percent of total net assets was 62.1% long and 28.7% short, with 33.4% net



                                                             SEMIANNUAL REPORT 7

TOP 10 LONG HOLDINGS
4/30/03

COMPANY
SECTOR/INDUSTRY,                 % OF TOTAL
COUNTRY                          NET ASSETS
-------------------------------------------

Eni SpA                            3.0%
OIL & GAS, ITALY

Cheung Kong Infrastructure
Holdings Ltd.                      2.5%
CONSTRUCTION MATERIALS,
HONG KONG

UBS AG                             2.4%
BANKS, SWITZERLAND

Bristol-Myers Squibb Co.           2.3%
PHARMACEUTICALS, U.S.

Samsung Electronics Co. Ltd.       2.3%
SEMICONDUCTOR EQUIPMENT
& PRODUCTS, SOUTH KOREA

Telefonos de Mexico SA
de CV (TELMEX), L, ADR             2.2%
DIVERSIFIED TELECOMMUNICATION
SERVICES, MEXICO

BHP Billiton PLC                   2.2%
METALS & MINING, AUSTRALIA

W.R. Berkley Corp. 2.0%
INSURANCE, U.S.

PetroChina Co. Ltd., H             2.0%
OIL & GAS, CHINA

Iberdrola SA, Br.                  1.9%
ELECTRIC UTILITIES, SPAIN

long exposure. During the period, the Fund's North American net exposure increased from -6.8% on October 31, 2002, to 4.9% on April 30, 2003. However, we were relatively neutral on prospects for U.S. equities due to what we considered were relatively expensive valuations, weak earnings growth and poor quality earnings. At the end of the reporting period, the Standard & Poor's 500 Composite Index (S&P 500) traded at 16.3 times Morgan Stanley's 2003 earnings estimates. In our opinion, the corporate profit outlook remained uncertain with intense competition and disinflation hindering growth; higher insurance and employee medical costs pressuring margins; and free cash flow being diverted away from accretive stock repurchases to pay down debt and bolster underfunded pension plans.

Our net European exposure declined from 15.2% of total net assets at the beginning of the period to 11.2% at the end. Although economic fundamentals remained weak in Europe during the period, we were optimistic due to what we believed were unjustified valuation discounts compared to U.S. equities. The Fund was 12.8% net long emerging markets at period-end, with holdings diversified across China, South Korea, India, Mexico, Brazil, South Africa and Israel. We are positive on emerging markets for three broad reasons: short-term cyclical upside, long-term secular growth and attractive valuations. Emerging market economies generally follow the global economic cycle, and we believe firms there may perform like early cyclical companies in developed markets. Long-term growth, in our opinion, is supported by favorable demographics, and we believe emerging markets are on a higher growth path due to significant structural changes that have occurred in the past five years, including competitive, flexible exchange rates, improved fiscal balances, and restructured and profitable banking systems. However, despite these favorable prospects, at period-end emerging market equities traded at what we believe are attrac-


8 SEMIANNUAL REPORT
tive valuations, as evidenced by the MSCI Emerging Market Index trading at only
10.3 times 2003 earnings estimates, which many analysts expect to grow by 37% versus 2002.

Despite reservations about the Japanese economy's overall weakness and high index valuations (19.7 times 2003 earnings estimates), we identified specific opportunities in what we believe are high-quality, undervalued stocks with improving fundamentals. For example, we hold a long position in Denso, a Japanese manufacturing company that has a dominant domestic market position in a sector that has increasing volume, is increasing market share in the U.S. by offering a higher quality product than those of U.S. competitors, and holds net cash on its balance sheet, but which trades on a price-to-earnings multiple of only 16 times consensus 2003 earnings forecasts.

At period-end, the Fund's three largest net long sector exposures were oil and gas, metals and mining, and diversified telecommunication services. In the oil and gas sector, we hold Eni, a mid-cap European oil and gas company that we believe is executing its restructuring plan, but that trades at a discount versus its major competition and has the highest dividend yield in the sector. We also hold oil and gas company PetroChina, located in China, a country that, using some estimates, could become the world's second-largest economy in 20 years' time. In the metals and mining sector, core holdings include an emerging market iron ore company, Cia Vale do Rio Doce, with a dominant market position, high quality assets, and a strong balance sheet. Our diversified telecommunication services holdings are primarily in emerging markets such as South Korea, China and Mexico, countries that tend to have less competition, higher margins, better free cash flow generation, stronger balance sheets and lower valuations than their developed market peers.

                                                             SEMIANNUAL REPORT 9

We continue to remain cautious regarding many U.S. equities that are trading on average valuations, but that have what we believe are uncertain earnings growth prospects. We are optimistic about the prospects for our net long positions in Europe and emerging markets, which we think offer positive earnings growth potential at relatively low valuations

We thank you for your interest in Templeton Global Long-Short Fund, welcome your questions and comments and look forward to serving your investment needs in the future.

/S/ DALE WINNER, CFA
--------------------
Dale Winner, CFA

/S/ LISA MYERS, CFA
-------------------
Lisa Myers, CFA

/S/ JEFFREY A. EVERETT, CFA
---------------------------
Jeffrey A. Everett, CFA

Portfolio Management Team
Templeton Global Long-Short Fund

--------------------------------------------------------------------------------
This discussion reflects our analysis, opinions and portfolio holdings as of April 30, 2003, the end of the reporting period. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the advisor makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
--------------------------------------------------------------------------------

10 SEMIANNUAL REPORT

PERFORMANCE SUMMARY AS OF 4/30/03

DISTRIBUTIONS AND RETURNS WILL VARY BASED ON EARNINGS OF THE FUND'S PORTFOLIO AND ANY PROFITS REALIZED FROM THE SALE OF THE PORTFOLIO'S SECURITIES, AS WELL AS THE LEVEL OF OPERATING EXPENSES FOR EACH CLASS. THE PERFORMANCE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PRICE INFORMATION

CLASS A                        CHANGE         4/30/03  10/31/02
---------------------------------------------------------------
Net Asset Value (NAV)          -$0.64          $9.53    $10.17

CLASS B                        CHANGE         4/30/03  10/31/02
---------------------------------------------------------------
Net Asset Value (NAV)          -$0.67          $9.43    $10.10


--------------------------------------------------------------------------------
CLASS A: Subject to the maximum 5.75% initial sales charge.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

Past expense reductions by the Fund's manager increased the Fund's total returns. Without these reductions, the Fund's total returns would have been lower.
--------------------------------------------------------------------------------




Past performance does not guarantee future results.

                                                            SEMIANNUAL REPORT 11

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any applicable, maximum sales charge(s). Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any applicable, maximum sales charge(s).

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

PERFORMANCE

                                                                    INCEPTION
CLASS A                                   6-MONTH      1-YEAR       (7/31/01)
-----------------------------------------------------------------------------
Cumulative Total Return 1                  -6.29%     -11.76%        -4.70%
Average Annual Total Return 2             -11.68%     -16.84%        -5.96%
Value of $10,000 Investment 3              $8,832      $8,316        $8,982
Avg. Ann. Total Return (3/31/03) 4                    -14.96%        -5.77%

                                                                    INCEPTION
CLASS B                                   6-MONTH      1-YEAR       (7/31/01)
-----------------------------------------------------------------------------
Cumulative Total Return 1                  -6.63%     -12.44%        -5.70%
Average Annual Total Return 2             -10.37%     -15.94%        -5.53%
Value of $10,000 Investment 3              $8,963      $8,406        $9,053
Avg. Ann. Total Return (3/31/03) 4                    -14.03%        -5.32%


--------------------------------------------------------------------------------
Ongoing stock market volatility can significantly affect short-term performance; more recent returns may differ from those shown. Investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. The Fund may also invest in foreign companies, which can involve exposure to currency volatility and political, economic and regulatory uncertainty. Although the Fund intends to reduce risk by having both long and short positions, it is possible the Fund's long positions will decline in value at the same time the value of stocks sold short increases, thereby increasing the potential for loss. Also, the Fund may not always be able to cover a short position at a particular time or at an acceptable price. These and other risks are described more fully in the Fund's prospectus.
--------------------------------------------------------------------------------

For more current performance, see "Funds and Performance" at franklintempleton.com or call 1-800/342-5236.

Past performance does not guarantee future results.

12 SEMIANNUAL REPORT

FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON GLOBAL LONG-SHORT FUND

Financial Highlights

                                                                                  CLASS A
                                                              -----------------------------------------------------
                                                              SIX MONTHS ENDED
                                                               APRIL 30, 2003    YEAR ENDED       PERIOD ENDED
                                                                 (UNAUDITED)  OCTOBER 31, 2002  OCTOBER 31, 2001 C
                                                              -----------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............................   $10.17         $10.14        $10.00
                                                                     ----------------------------------------------
Income from investment operations:
 Net investment income (loss) a ...................................     (.03)          (.02)         (.01)
 Net realized and unrealized gains (losses) .......................     (.61)           .05           .15
                                                                     ----------------------------------------------
Total from investment operations ..................................     (.64)           .03           .14
                                                                     ----------------------------------------------
Net asset value, end of period ....................................    $9.53         $10.17        $10.14
                                                                     ==============================================

Total return b ....................................................  (6.29)%           .30%         1.40%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .................................  $91,336       $109,790       $32,235
Ratios to average net assets*:
 Expenses .........................................................    3.59% d        2.59%         2.38% d
 Expenses, excluding waiver and
 payments by affiliate ............................................    3.59% d        2.83%         5.26% d
 Net investment income (loss) .....................................  (1.30)% d       (.21)%        (.45)% d
Portfolio turnover rate ...........................................   84.10%        196.67%        15.76%

*Ratios to average net assets, excluding dividend expense on securities sold short:
  Expenses ........................................................    3.13% d        2.39%         2.37% d
  Expenses, excluding waiver and
 payments by affiliate ............................................    3.13% d        2.63%         5.25% d

aBased on average weighted shares outstanding.
bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
cFor the period July 31, 2001 (inception date) to October 31, 2001.
dAnnualized.

                                                            SEMIANNUAL REPORT 13

FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON GLOBAL LONG-SHORT FUND

Financial Highlights (CONTINUED)

                                                                                  CLASS B
                                                              -----------------------------------------------------
                                                              SIX MONTHS ENDED
                                                               APRIL 30, 2003   YEAR ENDED    PERIOD ENDED
                                                                 (UNAUDITED) OCTOBER 31, 2002OCTOBER 31, 2001 C
                                                              -----------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...............................  $10.10         $10.13        $10.00
                                                                     ----------------------------------------------
Income from investment operations:
 Net investment income (loss) a ....................................    (.07)          (.09)           -- d
 Net realized and unrealized gains (losses) ........................    (.60)           .06           .13
                                                                     ----------------------------------------------
Total from investment operations ...................................    (.67)          (.03)          .13
                                                                     ----------------------------------------------
Net asset value, end of period .....................................   $9.43         $10.10        $10.13
                                                                     ==============================================

Total return b ..................................................... (6.63)%         (.30)%         1.30%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .................................. $45,279        $50,190       $10,489
Ratios to average net assets*:
 Expenses ..........................................................   4.34% e        3.25%         2.67% e
 Expenses, excluding waiver and
 payments by affiliate .............................................   4.34% e        3.49%         5.55% e
 Net investment income (loss) ...................................... (2.05)% e       (.87)%        (.13)% e
Portfolio turnover rate ............................................  84.10%        196.67%        15.76%

*Ratios to average net assets, excluding dividend expense on securities sold short:
  Expenses .........................................................   3.88% e        3.05%         2.66% e
  Expenses, excluding waiver and
 payments by affiliate .............................................   3.88% e        3.29%         5.54% e


aBased on average weighted shares outstanding.
bTotal return does not reflect sales commissions or the contingent deferred sales charge and is not annualized for periods less than one year.
cFor the period July 31, 2001 (inception date) to October 31, 2001.
dActual net investment loss per share was $.003.
eAnnualized.

                       See notes to financial statements.

14 SEMIANNUAL REPORT

FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON GLOBAL LONG-SHORT FUND

STATEMENT OF INVESTMENTS, APRIL 30, 2003 (UNAUDITED)

                                                           COUNTRY              SHARES          VALUE
-------------------------------------------------------------------------------------------------------------------
   cCOMMON STOCKS 62.1%
    AEROSPACE & DEFENSE .9%
    Boeing Co. ......................................   United States           37,580                 $  1,025,183
    Embraer-Empresa Brasileira de
      Aeronautica SA, ADR ...........................      Brazil               11,800                      163,666
                                                                                                       ------------
                                                                                                          1,188,849
                                                                                                       ------------
    AUTO COMPONENTS 1.5%
    Denso Corp. .....................................       Japan              145,100                    2,068,338
                                                                                                       ------------
    AUTOMOBILES 1.3%
    Volkswagen AG ...................................      Germany              50,430                    1,767,183
                                                                                                       ------------
    BANKS 3.9%
    Abbey National PLC ..............................  United Kingdom          304,530                    2,163,463
    UBS AG ..........................................    Switzerland            67,866                    3,219,920
                                                                                                       ------------
                                                                                                          5,383,383
                                                                                                       ------------
    COMPUTERS & PERIPHERALS .8%
    Hewlett-Packard Co. .............................   United States           63,870                    1,041,081
                                                                                                       ------------
    CONSTRUCTION MATERIALS 2.5%
    Cheung Kong Infrastructure Holdings Ltd. ........     Hong Kong          1,842,000                    3,448,266
                                                                                                       ------------
    DIVERSIFIED FINANCIALS 6.4%
    ING Groep NV ....................................    Netherlands           131,980                    2,143,058
    Merrill Lynch & Co. Inc. ........................   United States           33,830                    1,388,722
    Morgan Stanley ..................................   United States           54,440                    2,436,190
   aNasdaq 100 ......................................   United States           52,930                    1,453,458
    Swire Pacific Ltd., A ...........................     Hong Kong            345,500                    1,368,878
                                                                                                       ------------
                                                                                                          8,790,306
                                                                                                       ------------
    DIVERSIFIED TELECOMMUNICATION SERVICES 4.0%
    KT Corp., ADR ...................................    South Korea           122,644                    2,482,315
    Telefonos de Mexico SA de CV (TELMEX), L, ADR ...      Mexico              100,597                    3,039,035
                                                                                                       ------------
                                                                                                          5,521,350
                                                                                                       ------------
    ELECTRIC UTILITIES 1.9%
    Iberdrola SA, Br. ...............................       Spain              161,542                    2,601,445
                                                                                                       ------------
    HOTELS RESTAURANTS & LEISURE 1.6%
    Accor SA ........................................      France               65,240                    2,150,009
                                                                                                       ------------
    HOUSEHOLD DURABLES 1.8%
   aBeazer Homes USA Inc. ...........................   United States           34,405                    2,416,951
                                                                                                       ------------
    INDUSTRIAL CONGLOMERATES 3.3%
    Hutchison Whampoa Ltd. ..........................     Hong Kong            358,000                    1,992,192
    Smiths Group PLC ................................  United Kingdom          231,180                    2,471,861
                                                                                                       ------------
                                                                                                          4,464,053
                                                                                                       ------------

                                                            SEMIANNUAL REPORT 15

FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON GLOBAL LONG-SHORT FUND

STATEMENT OF INVESTMENTS, APRIL 30, 2003 (UNAUDITED) (CONT.)

                                                           COUNTRY              SHARES          VALUE
-------------------------------------------------------------------------------------------------------------------
cCOMMON STOCKS (CONT.)
    INSURANCE 5.6%
    Ace Ltd. ........................................      Bermuda              74,575                 $  2,466,941
    W.R. Berkley Corp. ..............................   United States           59,130                    2,745,997
    XL Capital Ltd., A ..............................      Bermuda              30,100                    2,477,230
                                                                                                       ------------
                                                                                                          7,690,168
                                                                                                       ------------
    IT CONSULTING & SERVICES 2.0%
    Electronic Data Systems Corp. ...................   United States           58,830                    1,067,765
    Satyam Computers Services Ltd., ADR .............       India              219,366                    1,689,118
                                                                                                       ------------
                                                                                                          2,756,883
                                                                                                       ------------
    MACHINERY 1.8%
    Weir Group PLC ..................................  United Kingdom          679,840                    2,412,167
                                                                                                       ------------
    METALS & MINING 5.3%
    AngloGold Ltd., ADR .............................   South Africa            52,381                    1,478,192
    Barrick Gold Corp. ..............................      Canada               98,925                    1,478,929
    BHP Billiton PLC ................................     Australia            578,710                    2,959,775
    Cia Vale do Rio Doce, ADR .......................      Brazil               47,892                    1,339,060
                                                                                                       ------------
                                                                                                          7,255,956
                                                                                                       ------------
    MULTILINE RETAIL 1.9%
    Target Corp. ....................................   United States           77,647                    2,596,516
                                                                                                       ------------
    OIL & GAS 5.0%
    Eni SpA .........................................       Italy              286,018                    4,076,122
    PetroChina Co. Ltd., H ..........................       China           11,979,000                    2,734,002
                                                                                                       ------------
                                                                                                          6,810,124
                                                                                                       ------------
    PAPER & FOREST PRODUCTS 1.7%
    Stora Enso OYJ, R ...............................      Finland             218,930                    2,379,727
                                                                                                       ------------
    PHARMACEUTICALS 2.3%
    Bristol-Myers Squibb Co. ........................   United States          123,530                    3,154,956
                                                                                                       ------------
    SEMICONDUCTOR EQUIPMENT & PRODUCTS 2.3%
    Samsung Electronics Co. Ltd. ....................    South Korea            12,520                    3,142,881
                                                                                                       ------------
    SOFTWARE 2.9%
   aBMC Software Inc. ...............................   United States           91,528                    1,365,598
   aCheck Point Software Technologies Ltd. ..........      Israel              163,766                    2,576,039
                                                                                                       ------------
                                                                                                          3,941,637
                                                                                                       ------------
    WIRELESS TELECOMMUNICATION SERVICES 1.4%
    China Mobile (Hong Kong) Ltd., fgn. .............       China              952,000                    1,910,335
                                                                                                       ------------
    Total Common Stocks (Cost $82,561,553)                                                               84,892,564
                                                                                                       ------------


16 SEMIANNUAL REPORT

FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON GLOBAL LONG-SHORT FUND

STATEMENT OF INVESTMENTS, APRIL 30, 2003 (UNAUDITED) (CONT.)

                                                                            PRINCIPAL
                                                          COUNTRY             AMOUNT                       VALUE
--------------------------------------------------------------------------------------------------------------------
   cSHORT TERM INVESTMENTS 35.4%
    Den Danske Bank, 1.313%, 5/01/03,
     Time Deposit ...................................   United States      $ 6,375,000                 $  6,375,000
    Deutsche Bank AG, 1.32%, 5/01/03,
     Time Deposit ...................................   United States        6,000,000                    6,000,000
    U.S. Treasury Bill, 1.080% to 1.148%,
      with maturities to 7/17/03 ....................   United States       35,975,000                   35,928,120
                                                                                                       ------------
    TOTAL SHORT TERM INVESTMENTS (COST $48,299,459) .                                                    48,303,120
                                                                                                       ------------
    TOTAL INVESTMENTS (COST $130,861,012) 97.5% .....                                                   133,195,684
    SECURITIES SOLD SHORT (28.7)% ...................                                                   (39,165,635)
    OTHER ASSETS, LESS LIABILITIES 31.2% ............                                                    42,584,899
                                                                                                       ------------
    NET ASSETS 100.0% ...............................                                                  $136,614,948
                                                                                                       ============


   bSECURITIES SOLD SHORT


    ISSUER                                                COUNTRY             SHARES                       VALUE
-------------------------------------------------------------------------------------------------------------------
    AEROSPACE & DEFENSE 1.9%
    Bombardier Inc., B ..............................      Canada              136,000                 $    328,956
    European Aeronautic Defense & Space Co. .........   Netherlands            243,200                    2,260,849
                                                                                                       ------------
                                                                                                          2,589,805
                                                                                                       ------------
    AUTO COMPONENTS .6%
    Visteon Corp. ...................................   United States          118,300                      829,283
                                                                                                       ------------
    BANKS .9%
    Northern Rock PLC ...............................  United Kingdom          105,330                    1,204,507
                                                                                                       ------------
    BEVERAGES 1.2%
    SABMiller PLC ...................................   South Africa           238,350                    1,641,875
                                                                                                       ------------
    COMMUNICATIONS EQUIPMENT 1.6%
    Telefonaktiebolaget LM Ericsson, B ..............      Sweden            2,415,880                    2,200,363
                                                                                                       ------------
    DIVERSIFIED FINANCIALS 8.4%
    Charles Schwab Corp. ............................   United States          173,840                    1,500,239
    Goldman Sachs Group Inc. ........................   United States           17,587                    1,334,853
    Ishares MSCI Hong Kong Index Fund ...............     Hong Kong            419,320                    2,905,888
    Ishares MSCI Japan Index Fund ...................       Japan              442,200                    2,834,502
    Ishares MSCI South Korea Index Fund South .......       Korea               82,240                    1,420,285
    Ishares PLC - Iftse 100 .........................  United Kingdom          227,470                    1,451,499
                                                                                                       ------------
                                                                                                         11,447,266
                                                                                                       ------------
    HOTELS RESTAURANTS & LEISURE 1.5%
    Marriott International Inc., A ..................   United States           57,820                    2,076,316
                                                                                                       ------------
    HOUSEHOLD DURABLES 3.0%
    Barratt Developments PLC ........................  United Kingdom          249,070                    1,663,970
    Toll Brothers Inc. ..............................   United States          105,850                    2,461,012
                                                                                                       ------------
                                                                                                          4,124,982
                                                                                                       ------------

                                                            SEMIANNUAL REPORT 17

FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON GLOBAL LONG-SHORT FUND

STATEMENT OF INVESTMENTS, APRIL 30, 2003 (UNAUDITED) (CONT.)


 bSECURITIES SOLD SHORT (CONT.)
  ISSUER                                                  COUNTRY               SHARES                   VALUE
-------------------------------------------------------------------------------------------------------------------
  INSURANCE 2.3%
  Chubb Corp. .......................................   United States           57,840                 $  3,059,158
                                                                                                       ------------
  MEDIA 1.0%
  Walt Disney Co. ...................................   United States           75,040                    1,400,246
                                                                                                       ------------
  METALS & MINING .9%
  Alcoa Inc. ........................................   United States           55,580                    1,274,449
                                                                                                       ------------
  SEMICONDUCTOR EQUIPMENT & PRODUCTS 2.9%
  Applied Materials Inc. ............................   United States           74,120                    1,082,152
  ASML Holding NV ...................................    Netherlands           148,160                    1,279,779
  Micron Technology Inc. ............................   United States          181,840                    1,545,640
                                                                                                       ------------
                                                                                                          3,907,571
                                                                                                       ------------
  SPECIALTY RETAIL 2.5%
  Home Depot Inc. ...................................   United States           42,000                    1,181,460
  Tiffany & Co. .....................................   United States           80,330                    2,228,354
                                                                                                       ------------
                                                                                                          3,409,814
                                                                                                       ------------
  TOTAL SECURITIES SOLD SHORT (PROCEEDS $35,816,186)                                                   $ 39,165,635
                                                                                                       ------------


    aNon-income producing.
    bSee Note 1(e) regarding securities sold short.
    cSee Note 1(e) regarding securities segregated with broker for securities sold short.

                       See notes to financial statements.

18 SEMIANNUAL REPORT

FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON GLOBAL LONG-SHORT FUND

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2003 (UNAUDITED)

Assets:
 Investments in securities:
  Cost ......................................................     $ 130,861,012
                                                                  =============
  Value .....................................................       133,195,684
 Cash .......................................................             4,796
 Receivables:
  Investment securities sold ................................           717,886
  Capital shares sold .......................................           769,095
  Dividends and interest ....................................           503,369
 Deposits with broker for securities sold short .............        47,590,729
                                                                  -------------
      Total assets ..........................................       182,781,559
Liabilities:
 Payables:
  Investment securities purchased ...........................         6,016,903
  Capital shares redeemed ...................................           512,685
  Affiliates ................................................           439,993
 Securities sold short, at value (proceeds $35,816,186) .....        39,165,635
 Other liabilities ..........................................            31,395
                                                                  -------------
      Total liabilities .....................................        46,166,611
                                                                  -------------
Net assets, at value ........................................     $ 136,614,948
                                                                  -------------
Net assets consist of:
 Undistributed net investment income ........................     $  (1,144,466)
 Net unrealized appreciation (depreciation) .................        (1,006,560)
 Accumulated net realized gain (loss) .......................        (9,746,560)
 Capital shares .............................................       148,512,534
                                                                  -------------
Net assets, at value ........................................     $ 136,614,948
                                                                  =============


                                                            SEMIANNUAL REPORT 19

FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON GLOBAL LONG-SHORT FUND

Financial Statements (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (CONT.)
APRIL 30, 2003 (UNAUDITED)


CLASS A:
Net assets, at value ................................................   $91,336,326
                                                                        -----------
Shares outstanding ..................................................     9,586,537
                                                                        -----------
Net asset value per share a .........................................   $      9.53
                                                                        -----------
Maximum offering price per share (Net asset value per share / 94.25%)   $     10.11
                                                                        -----------
CLASS B:
Net assets, at value ................................................   $45,278,622
                                                                        -----------
Shares outstanding ..................................................     4,802,006
                                                                        -----------
Net asset value and maximum offering price per share a ..............         $9.43
                                                                        -----------


aRedemption price is equal to net asset value less any applicable contingent deferred sales charge.

                       See notes to financial statements.

20 SEMIANNUAL REPORT

FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON GLOBAL LONG-SHORT FUND

Financial Statements (CONTINUED)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)

Investment income:
 (net of foreign taxes of $130,032)
 Dividends ..............................................................   $ 1,184,251
 Interest ...............................................................       513,710
                                                                            ------------
      Total investment income ...........................................     1,697,961
                                                                            ------------
Expenses:
 Management fees (Note 3) ...............................................     1,853,228
 Administrative fees (Note 3) ...........................................       148,258
 Distribution fees (Note 3)
  Class A ...............................................................       121,475
  Class B ...............................................................       235,074
 Transfer agent fees (Note 3) ...........................................        99,000
 Custodian fees .........................................................        13,500
 Reports to shareholders ................................................        11,100
 Professional fees ......................................................         9,800
 Trustees' fees and expenses ............................................         3,100
 Dividends for securities sold short ....................................       341,873
 Other ..................................................................         1,200
                                                                            ------------
      Total expenses ....................................................     2,837,608
                                                                            ------------
           Net investment income (loss) .................................    (1,139,647)
                                                                            ------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ...........................................................    (4,375,416)
  Foreign currency transactions .........................................      (241,939)
                                                                            ------------
      Net realized gain (loss) ..........................................    (4,617,355)
 Net unrealized appreciation (depreciation) on:
  Investments ...........................................................    (4,023,661)
  Translation of assets and liabilities denominated in foreign currencies       (23,148)
                                                                            ------------
      Net unrealized appreciation (depreciation) ........................    (4,046,809)
                                                                            ------------
Net realized and unrealized gain (loss) .................................    (8,664,164)
                                                                            ------------
Net increase (decrease) in net assets resulting from operations .........   $(9,803,811)
                                                                            ============

                       See notes to financial statements.

                                                            SEMIANNUAL REPORT 21

FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON GLOBAL LONG-SHORT FUND

Financial Statements (CONTINUED)

STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)
AND THE YEAR ENDED OCTOBER 31, 2002

                                                                             SIX MONTHS ENDED         YEAR ENDED
                                                                              APRIL 30, 2003       OCTOBER 31, 2002
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income (loss) .............................................   $ (1,139,647)          $ (447,914)
  Net realized gain (loss) from investments and
   foreign currency transactions ...........................................     (4,617,355)          (5,399,467)
  Net unrealized appreciation (depreciation) on investments
   and translation of assets and liabilities
   denominated in foreign currencies .......................................     (4,046,809)           3,037,253
                                                                               ----------------------------------
      Net increase (decrease) in net assets resulting
   from operations .........................................................     (9,803,811)          (2,810,128)

 Capital share transactions (Note 2):
  Class A ..................................................................    (11,906,678)          79,334,391
  Class B ..................................................................     (1,655,095)          40,732,428
                                                                               ----------------------------------
 Total capital share transactions ..........................................    (13,561,773)         120,066,819
      Net increase (decrease) in net assets ................................    (23,365,584)         117,256,691
Net assets:
 Beginning of period .......................................................    159,980,532           42,723,841
                                                                               ----------------------------------
 End of period .............................................................   $136,614,948         $159,980,532
                                                                               ==================================
Undistributed net investment income included in net assets:
 End of period .............................................................   $ (1,144,466)            $ (4,819)
                                                                               ==================================

                       See notes to financial statements.

22 SEMIANNUAL REPORT

FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON GLOBAL LONG-SHORT FUND

Notes to Financial Statements (unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Long-Short Fund (the Fund) is a separate, diversified series of Franklin Templeton International Trust (the Trust) which is registered under the Investment Company Act of 1940 as an open-end, diversified investment company. The Fund seeks to achieve long-term capital growth by investing in both long and short positions, in equity securities, primarily common stocks of companies located anywhere in the world, including developing or emerging markets. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

                                                            SEMIANNUAL REPORT 23

FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON GLOBAL LONG-SHORT FUND

Notes to Financial Statements (unaudited) (CONTINUED)

1. SIGNIFICANT ACCOUNTING POLICIES (CONT.)

D. OPTION CONTRACTS

The Fund may purchase or write options. Options are contracts entitling the holder to purchase or sell a specified number of shares or units of a particular security at a specified price at any time until the contract stated expiration date. Options purchased are recorded as investments; options written (sold) are recorded as liabilities. When the exercise of an option results in a cash settlement, the difference between the premium (original option value) and the settlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss. When an option expires, the premium is realized as a gain for options written or as a loss for options purchased. The risks include the possibility there may be an illiquid options market or the inability of the counterparties to fulfill their obligations under the contract. Writing options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities.

E. SECURITIES SOLD SHORT

The Fund is engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates. A gain, limited to the price at which the Fund sold the security short or a loss, unlimited in size, will be recognized upon the termination of a short sale.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit for the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short.

F. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

G. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income, dividends declared on securities sold short, and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

24 SEMIANNUAL REPORT

FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON GLOBAL LONG-SHORT FUND

Notes to Financial Statements (unaudited) (CONTINUED)

1. SIGNIFICANT ACCOUNTING POLICIES (CONT.)

H. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I. GUARANTEES AND INDEMNIFICATIONS

In the normal course of business the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers two classes of shares: Class A and Class B. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At April 30, 2003, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                                             SIX MONTHS ENDED              YEAR ENDED
                                                               APRIL 30, 2003            OCTOBER 31, 2002
                                                  -----------------------------------------------------------------
                                                     SHARES          AMOUNT          SHARES               AMOUNT
                                                  -----------------------------------------------------------------
CLASS A SHARES:
Shares sold .....................................  1,736,390     $ 17,141,353      10,357,789         $107,355,343
Shares redeemed ................................. (2,948,455)     (29,048,031)     (2,739,229)         (28,020,952)
                                                  -----------------------------------------------------------------
Net increase (decrease) ......................... (1,212,065)    $(11,906,678)      7,618,560         $ 79,334,391
                                                  =================================================================


                                                             SIX MONTHS ENDED              YEAR ENDED
                                                               APRIL 30, 2003            OCTOBER 31, 2002
                                                  -----------------------------------------------------------------
                                                     SHARES          AMOUNT          SHARES               AMOUNT
                                                  -----------------------------------------------------------------
CLASS B SHARES:
Shares sold .....................................    333,693     $  3,211,591       4,347,087         $ 44,958,919
Shares redeemed .................................   (501,684)      (4,866,686)       (412,076)          (4,226,491)
                                                  -----------------------------------------------------------------
Net increase (decrease) .........................   (167,991)    $ (1,655,095)      3,935,011         $ 40,732,428
                                                  =================================================================


                                                            SEMIANNUAL REPORT 25

FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON GLOBAL LONG-SHORT FUND

Notes to Financial Statements (unaudited) (CONTINUED)


3. TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin Templeton Services, LLC (FT Services), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Fund pays an investment management fee based on the annual rate of 1.50% (the "Base Fee") of average daily net assets. The Base Fee will be adjusted, on a monthly basis either (i) upward at the rate of 0.01% for each 0.05% that the investment performance of the Fund exceeds the sum of 2.00% plus the investment record of the Morgan Stanley Capital International World Index (the "Index"), or
(ii) downward at the rate of 0.01% for each 0.05% that the record of the Index less 2.00% exceeds the investment performance of the Fund. The maximum annual fee payable to Advisers will be 2.50% of average daily net assets and the minimum annual fee will be 0.50%. For the period, the total annualized management fee rate, including the performance adjustment, was 2.50% of average daily net assets.

The Fund pays an administrative fee to FT Services of .20% per year of the Fund's average daily net assets.

Under a subadvisory agreement, Templeton Global Advisers, Ltd. (TGAL), provides subadvisory services to the Fund and receives from Advisers fees based on the average daily net assets of the Fund.

The Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to .35% and 1.00% per year of the average daily net assets of Class A and Class B shares, respectively.

Distributors paid net commissions on sales of Fund's shares and received contingent deferred sales charges for the year of $99,683 and $92,534, respectively.

4. INCOME TAXES

At April 30, 2003, the net unrealized appreciation (depreciation) based on the cost of investments and securities sold short for income tax purposes were as follows:

        Cost of investments ......................... $95,652,306
                                                      ============
        Unrealized appreciation .....................   4,678,386
        Unrealized depreciation .....................  (6,300,643)
                                                      ------------
        Net unrealized appreciation (depreciation) .. $(1,622,257)
                                                      ============
Net investment income and net realized losses differ for financial statement and tax purposes primarily due to differing treatments of wash sales and net operating losses.

26 SEMIANNUAL REPORT

FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON GLOBAL LONG-SHORT FUND

Notes to Financial Statements (unaudited) (CONTINUED)


4. INCOME TAXES (CONT.)

At October 31, 2002, the Fund had tax basis capital losses, which may be carried over to offset future capital gains as follows:

                     Capital loss carryovers expiring in:
                       2009 ............... $    2,252
                       2010 ...............  4,269,614
                                            ----------
                                            $4,271,866
                                            ==========


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities and securities sold short) for the period ended April 30, 2003 aggregated $76,252,194 and $82,387,770, respectively.

                                                            SEMIANNUAL REPORT 27

                       This page intentionally left blank.

LITERATURE REQUEST

For a brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

GLOBAL GROWTH
Franklin Global Aggressive
 Growth Fund
Franklin Global Growth Fund
Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global Opportunities Trust
Templeton Global Smaller
 Companies Fund
Templeton Growth Fund
Templeton International (Ex EM) Fund
Templeton World Fund

GLOBAL GROWTH & INCOME
Franklin Global Communications Fund
Mutual European Fund
Templeton Global Bond Fund

GLOBAL INCOME
Franklin Templeton Hard
 Currency Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin Capital Growth Fund 1
Franklin DynaTech Fund
Franklin Flex Cap Growth Fund 2
Franklin Gold and Precious
 Metals Fund
Franklin Growth Fund
Franklin Large Cap Growth Fund
Franklin Small-Mid Cap
 Growth Fund
Franklin Technology Fund
Franklin U.S. Long-Short Fund 3

GROWTH & INCOME
Franklin Balance Sheet
 Investment Fund 4
Franklin Convertible
 Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 4
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Small Cap Value Fund
Franklin Utilities Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

FUND ALLOCATOR SERIES
Franklin Templeton Conservative
 Target Fund
Franklin Templeton Growth
 Target Fund
Franklin Templeton Moderate
 Target Fund

INCOME
Franklin Adjustable U.S.
 Government Securities Fund 5
Franklin's AGE High Income Fund
Franklin Floating Rate Daily
 Access Fund
Franklin Floating Rate Trust 6
Franklin Short-Intermediate
 U.S. Government Securities Fund 5
Franklin Strategic Income Fund
Franklin Total Return Fund
Franklin U.S. Government
 Securities Fund 5
Franklin Federal Money Fund 5,7
Franklin Money Fund 5,7

TAX-FREE INCOME 8
Double Tax-Free Income Fund
Federal Intermediate-Term
 Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free
 Income Fund
Insured Tax-Free Income Fund 9
Tax-Exempt Money Fund 5,7

STATE-SPECIFIC
TAX-FREE INCOME 8
Alabama
Arizona
California 10
Colorado
Connecticut
Florida 10
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 9

Michigan 9
Minnesota 9
Missouri
New Jersey
New York 10
North Carolina
Ohio 9
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance Products Trust 11


1. Formerly Franklin Growth and Income Fund. Effective 5/1/02, the fund's name changed; investment goal and strategy remained the same.
2. Formerly Franklin California Growth Fund. Effective 9/1/02, the fund's name changed and its investment criteria was modified to invest a majority of its net assets in California companies, as opposed to at least 80% of net assets.
3. Upon reaching approximately $350 million in assets, the fund will close to all investors.
4. The fund is only open to existing shareholders as well as select retirement plans.
5. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
6. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
7. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.
8. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.
9. Portfolio of insured municipal securities.
10. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and intermediate-term and money market portfolios (CA and NY).
11. The funds of the Franklin Templeton Variable Insurance Products Trust are generally only available as investment options in variable annuity or variable life insurance contracts.

                                                                           12/02

                       Not part of the semiannual report

[LOGO OMITTED]
FRANKLIN(R) TEMPLETON(R)
INVESTMENTS

One Franklin Parkway
San Mateo, CA  94403-1906

WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
-----------------------------------------------
ELIGIBLE SHAREHOLDERS CAN SIGN UP FOR EDELIVERY
AT FRANKLINTEMPLETON.COM. SEE INSIDE FOR DETAILS.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
TEMPLETON GLOBAL LONG-SHORT FUND

INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIALBEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Templeton Global Long-Short Fund prospectus, which contains more complete information including charges and expenses.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

467 S2003 06/03





















FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON PACIFIC GROWTH FUND
Financial Highlights

                                                                        CLASS A
-                                            ----------------------------------------------------------------
                                             SIX MONTHS ENDED
                                              APRIL 30, 2003              YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------
                                                (UNAUDITED)    2002      2001       2000      1999      1998
                                             ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ............   $5.29     $5.63     $8.33     $10.20    $ 7.83    $10.88
                                                 ------------------------------------------------------------
Income from investment operations:
 Net investment income (loss) a .................    (.01)     (.01)     (.01)       .03       .01       .13
 Net realized and unrealized gains (losses) .....    (.31)     (.33)    (2.65)     (1.90)     2.42     (2.98)
                                                 ------------------------------------------------------------
Total from investment operations ................    (.32)     (.34)    (2.66)     (1.87)     2.43     (2.85)
                                                 ------------------------------------------------------------
Less distributions from:
 Net investment income ..........................      --        --      (.04)        --      (.06)     (.13)
 Net realized gains .............................      --        --        --         --        --      (.07)
                                                 ------------------------------------------------------------
Total distributions .............................      --        --      (.04)        --      (.06)     (.20)
                                                 ------------------------------------------------------------
Net asset value, end of period ..................   $4.97     $5.29     $5.63     $ 8.33    $10.20    $ 7.83
                                                 ------------------------------------------------------------

Total return b .................................. (6.24)%   (6.04)%  (32.11)%   (18.33)%    31.23%  (26.37)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ............... $13,693   $17,242   $19,049    $59,292   $73,160   $42,200
Ratios to average net assets:
 Expenses .......................................   2.38% c   2.22%     2.27%      1.81%     1.92%     1.90%
 Net investment income (loss) ...................  (.34)% c  (.23)%    (.16)%       .31%      .10%     1.43%
Portfolio turnover rate .........................   0.00%    47.98%    65.33%     36.56%    39.33%    19.61%


aBased on average shares outstanding effective year ended October 31, 1999. bTotal return does not reflect the sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year. cAnnualized.


2 SEMIANNUAL REPORT

FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON PACIFIC GROWTH FUND
Financial Highlights (CONTINUED)

                                                                        CLASS C
                                             ----------------------------------------------------------------
                                             SIX MONTHS ENDED
                                              APRIL 30, 2003              YEAR ENDED OCTOBER 31,
                                                            -------------------------------------------------
                                                (UNAUDITED)    2002      2001       2000      1999      1998
                                             ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ............   $5.15     $5.54     $8.21     $10.15    $ 7.80    $10.81
                                                 ------------------------------------------------------------
Income from investment operations:
 Net investment income (loss) a .................    (.03)     (.06)     (.06)      (.05)     (.07)      .08
 Net realized and unrealized gains (losses) .....    (.31)     (.33)    (2.61)     (1.89)     2.45     (2.92)
                                                 ------------------------------------------------------------
Total from investment operations ................    (.34)     (.39)    (2.67)     (1.94)     2.38     (2.84)
                                                 ------------------------------------------------------------
Less distributions from:
 Net investment income ..........................      --        --        --         --      (.03)     (.10)
 Net realized gains .............................      --        --        --         --        --      (.07)
                                                 ------------------------------------------------------------
Total distributions .............................      --        --        --         --      (.03)     (.17)
                                                 ------------------------------------------------------------
Net asset value, end of period ..................   $4.81     $5.15     $5.54     $ 8.21    $10.15    $ 7.80
                                                 ------------------------------------------------------------

Total return b .................................. (6.60)%   (7.04)%  (32.52)%   (19.11)%    30.61%  (26.47)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...............  $3,426    $4,169    $4,472     $7,605   $11,925    $6,183
Ratios to average net assets:
 Expenses .......................................   3.16% c   2.93%     3.05%      2.60%     2.70%     2.63%
 Net investment income (loss) ................... (1.12)% c  (.94)%    (.92)%     (.51)%    (.71)%      .67%
Portfolio turnover rate .........................   0.00%    47.98%    65.33%     36.56%    39.33%    19.61%


aBased on average shares outstanding effective year ended October 31, 1999. bTotal return does not reflect the sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year. cAnnualized.


                                                             SEMIANNUAL REPORT 3

FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON PACIFIC GROWTH FUND
Financial Highlights (CONTINUED)

                                                                     ADVISOR CLASS
                                             ----------------------------------------------------------------
                                             SIX MONTHS ENDED
                                              APRIL 30, 2003              YEAR ENDED OCTOBER 31,
                                                             ------------------------------------------------
                                                (UNAUDITED)    2002      2001       2000      1999      1998
                                             ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ............   $5.33     $5.71     $8.44     $10.31    $ 7.88    $10.88
                                                 ------------------------------------------------------------
Income from investment operations:
 Net investment income (loss) a .................      -- d    (.01)       -- e      .04       .04       .15
 Net realized and unrealized gains (losses) .....    (.32)     (.37)     (2.66)    (1.91)     2.46     (2.93)
                                                 ------------------------------------------------------------
Total from investment operations ................    (.32)     (.38)    (2.66)     (1.87)     2.50     (2.78)
                                                 ------------------------------------------------------------
Less distributions from:
 Net investment income ..........................      --        --      (.07)        --      (.07)     (.15)
 Net realized gains .............................      --        --        --         --        --      (.07)
                                                 ------------------------------------------------------------
Total distributions .............................      --        --      (.07)        --      (.07)     (.22)
                                                 ------------------------------------------------------------
Net asset value, end of period ..................   $5.01     $5.33     $5.71     $ 8.44    $10.31    $ 7.88
                                                 ------------------------------------------------------------

Total return b .................................. (6.00)%   (6.66)%  (31.79)%   (18.14)%    32.15%  (25.68)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...............    $250      $260      $715     $1,286    $7,252    $1,454
Ratios to average net assets:
 Expenses .......................................   2.13% c   1.94%     2.06%      1.61%     1.71%     1.62%
 Net investment income (loss) ...................  (.09)% c    .05%      .05%       .33%      .40%     1.78%
Portfolio turnover rate .........................   0.00%    47.98%    65.33%     36.56%    39.33%    19.61%


aBased on average shares outstanding effective year ended October 31, 1999. bTotal return is not annualized for periods less than one year.
cAnnualized.
dActual net investment income per share was $.002.
eActual net investment income per share was $.003.

                       See notes to financial statements.

4 SEMIANNUAL REPORT

FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON PACIFIC GROWTH FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2003 (UNAUDITED)


                                                                            COUNTRY       SHARES     VALUE
------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 75.1%
    AUTO COMPONENTS 1.5%
    Denso Corp. .......................................................       Japan       18,100   $ 258,008
                                                                                                   ---------
    AUTOMOBILES .2%
   aTata Engineering & Locomotive Co. Ltd., GDR .......................       India       10,000      32,200
                                                                                                   ---------
    BANKS 7.3%
   aBangkok Bank Public Co. Ltd., fgn. ................................     Thailand     126,400     176,907
    DBS Group Holdings Ltd. ...........................................     Singapore     45,000     220,489
    HSBC Holdings PLC .................................................     Hong Kong     28,320     309,561
    United Overseas Bank Ltd. .........................................     Singapore     96,000     562,289
                                                                                                   ---------
                                                                                                   1,269,246
                                                                                                   ---------
    BUILDING PRODUCTS 1.4%
    Toto Ltd. .........................................................       Japan       48,000     240,684
                                                                                                   ---------
    COMPUTERS & PERIPHERALS 1.0%
   aNEC Corp. .........................................................       Japan       56,000     175,147
                                                                                                   ---------
    CONSTRUCTION MATERIALS 1.5%
    Gujarat Ambuja Cements Ltd., GDR, Reg S ...........................       India       77,335     262,166
                                                                                                   ---------
    DIVERSIFIED FINANCIALS 3.1%
    Acom Co. Ltd. .....................................................       Japan        7,500     210,674
    Guoco Group Ltd. ..................................................     Hong Kong     16,000      92,524
    Nomura Holdings Inc. ..............................................       Japan       24,000     237,666
                                                                                                   ---------
                                                                                                     540,864
                                                                                                   ---------
    DIVERSIFIED TELECOMMUNICATION SERVICES 9.3%
    Asia Satellite Telecommunications Holdings Ltd. ...................     Hong Kong    210,500     291,497
    KT Corp., ADR .....................................................    South Korea    11,250     227,700
    Nippon Telegraph & Telephone Corp. ................................       Japan          164     574,811
   aPhilippine Long Distance Telephone Co. ............................    Philippines    30,100     217,970
    Telecom Corp. of New Zealand Ltd. .................................    New Zealand   112,890     302,465
                                                                                                   ---------
                                                                                                   1,614,443
                                                                                                   ---------
    ELECTRONIC EQUIPMENT & INSTRUMENTS 3.2%
   aASE Test Ltd. .....................................................      Taiwan       27,120      93,293
    Hitachi Ltd. ......................................................       Japan       83,200     277,659
    Murata Manufacturing Co. Ltd. .....................................       Japan        5,000     178,182
                                                                                                   ---------
                                                                                                     549,134
                                                                                                   ---------
    FOOD PRODUCTS 1.1%
    Want Want Holdings Ltd. ...........................................     Singapore    280,000     184,800
                                                                                                   ---------
    GAS UTILITIES 1.8%
    Gas India Ltd., GDR, 144A .........................................       India       33,440     319,352
                                                                                                   ---------

                                                             SEMIANNUAL REPORT 5

FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON PACIFIC GROWTH FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2003 (UNAUDITED) (CONT.)


                                                                            COUNTRY       SHARES     VALUE
------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONT.)
    HOUSEHOLD DURABLES 4.9%
    Matsushita Electric Industrial Co. Ltd. ...........................       Japan       31,000   $ 246,939
    Sangetsu Co. Ltd. .................................................       Japan       27,000     473,168
    Sony Corp. ........................................................       Japan        5,400     131,310
                                                                                                   ---------
                                                                                                     851,417
                                                                                                   ---------
    INDUSTRIAL CONGLOMERATES .6%
    Hutchison Whampoa Ltd. ............................................     Hong Kong     18,000     100,166
                                                                                                   ---------
    INSURANCE 1.7%
    Sompo Japan Insurance Inc. ........................................       Japan       66,000     301,610
                                                                                                   ---------
    IT CONSULTING & SERVICES 3.8%
    Meitec Corp. ......................................................       Japan       17,000     431,913
    Satyam Computers Services Ltd., ADR ...............................       India       30,100     231,770
                                                                                                   ---------
                                                                                                     663,683
                                                                                                   ---------
    MACHINERY 1.0%
    Kurita Water Industries Ltd. ......................................       Japan       19,600     169,935
                                                                                                   ---------
    MEDIA 2.6%
    APN News & Media Ltd. .............................................     Australia    183,500     386,838
    SCMP Group Ltd. ...................................................     Hong Kong    158,752      60,048
                                                                                                   ---------
                                                                                                     446,886
                                                                                                   ---------
    METALS & MINING 2.8%
    Alumina Ltd. ......................................................     Australia     61,470     167,653
    BHP Billiton Ltd. .................................................     Australia     31,004     175,327
   aWMC Resources Ltd. ................................................     Australia     61,470     153,811
                                                                                                   ---------
                                                                                                     496,791
                                                                                                   ---------
    OIL & GAS 3.4%
    CNOOC Ltd. ........................................................     Hong Kong    235,000     308,852
    Woodside Petroleum Ltd. ...........................................     Australia     38,500     275,999
                                                                                                   ---------
                                                                                                     584,851
                                                                                                   ---------
    PAPER & FOREST PRODUCTS 3.0%
    Hung Hing Printing Group Ltd. .....................................     Hong Kong    848,000     521,910
                                                                                                   ---------
    PHARMACEUTICALS 1.2%
    Ono Pharmaceutical Co. Ltd. .......................................       Japan        7,000     208,955
                                                                                                   ---------
    REAL ESTATE 4.7%
    Ayala Land Inc. ...................................................    Philippines  1,090,000    103,859
    Cheung Kong Holdings Ltd. .........................................     Hong Kong     43,300     239,289
    Hang Lung Properties Ltd. .........................................     Hong Kong    339,500     293,834
    Sun Hung Kai Properties Ltd. ......................................     Hong Kong     37,000     173,637
                                                                                                   ---------
                                                                                                     810,619
                                                                                                   ---------



6 SEMIANNUAL REPORT

FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON PACIFIC GROWTH FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2003 (UNAUDITED) (CONT.)


                                                                            COUNTRY       SHARES     VALUE
------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONT.)
    ROAD & RAIL 1.2%
    East Japan Railway Co. ...........................................        Japan           47 $   212,812
                                                                                                 -----------
    SPECIALTY RETAIL 1.7%
    Giordano International Ltd. ......................................      Hong Kong  1,124,000     302,652
                                                                                                 -----------
    TEXTILES & APPAREL 6.3%
    Fountain Set Holdings Ltd. .......................................      Hong Kong    860,000     584,430
    Lerado Group Holdings Co. Ltd. ...................................      Hong Kong  2,326,000     348,943
    Yue Yuen Industrial Holdings Ltd. ................................      Hong Kong     76,000     155,916
                                                                                                 -----------
                                                                                                   1,089,289
                                                                                                 -----------
    TRANSPORTATION INFRASTRUCTURE 3.0%
    Japan Airport Terminal Co. Ltd. ..................................        Japan       91,000     517,340
                                                                                                 -----------
    WIRELESS TELECOMMUNICATION SERVICES 1.8%
    China Mobile (Hong Kong) Ltd., fgn. ..............................        China      155,000     311,031
                                                                                                 -----------
    TOTAL COMMON STOCKS (COST $17,649,766) ...........................                            13,035,991
                                                                                                 -----------

                                                                                        PRINCIPAL
                                                                                         AMOUNT
                                                                                      -------------
    SHORT TERM INVESTMENTS (COST $2,384,428) 13.7%
    U.S. Treasury Bill, 1.08% 5/08/03 ................................ United States  $2,385,000   2,384,499
                                                                                                 -----------
    REPURCHASE AGREEMENT (COST $800,000) 4.6%
   bDresdner Bank AG, 1.25%, 5/01/03 (Maturity Value $800,028)
    Collateralized by
        U.S. Treasury Bills, Notes and Bonds, and U.S. Government
        Agency Securities ............................................ United States    800,000      800,000
                                                                                                 -----------
    TOTAL INVESTMENTS (COST $20,834,194) 93.4% .......................                            16,220,490
    OTHER ASSETS, LESS LIABILITIES 6.6% ..............................                             1,148,342
                                                                                                 -----------
    NET ASSETS 100.0% ................................................                           $17,368,832
                                                                                                 ===========



aNon-income producing.
bSee Note 1(c) regarding repurchase agreement.

                       See notes to financial statements.


                                                             SEMIANNUAL REPORT 7

FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON PACIFIC GROWTH FUND
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2003 (UNAUDITED)


Assets:
 Investments in securities:
    Cost ...................................................................................  $20,834,194
                                                                                              ===========
    Value ..................................................................................   16,220,490
 Cash ......................................................................................        3,512
 Foreign currency, at value (cost $ 963,370) ...............................................      963,166
 Receivables:
    Investment securities sold .............................................................      257,548
    Capital shares sold ....................................................................        1,248
    Dividends ..............................................................................       85,549
                                                                                              -----------
       Total assets ........................................................................   17,531,513
                                                                                              -----------
Liabilities:
 Payables:
    Capital shares redeemed ................................................................       25,881
    Affiliates .............................................................................       42,909
    Shareholders ...........................................................................       18,089
 Deferred tax (Note 1g) ....................................................................       45,070
 Other liabilities .........................................................................       30,732
                                                                                              -----------
       Total liabilities ...................................................................      162,681
                                                                                              -----------
 Net assets, at value ......................................................................  $17,368,832
                                                                                              -----------
Net assets consist of:
 Undistributed net investment income .......................................................  $   (50,989)
 Net unrealized appreciation (depreciation) ................................................   (4,612,217)
 Accumulated net realized gain (loss) ......................................................  (15,862,349)
 Capital shares ............................................................................   37,894,387
                                                                                              -----------
 Net assets, at value ......................................................................  $17,368,832
                                                                                              ===========

                       See notes to financial statements.
8 SEMIANNUAL REPORT

FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON PACIFIC GROWTH FUND
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
APRIL 30, 2003 (UNAUDITED)


CLASS A:
 Net assets, at value ......................................................................  $13,692,950
                                                                                              ===========
 Shares outstanding ........................................................................    2,757,662
                                                                                              ===========
 Net asset value per share .................................................................        $4.97
                                                                                              ===========
 Maximum offering price per share (Net asset value per share (DIVIDE) 94.25%) ..............        $5.27
                                                                                              ===========
CLASS C:
 Net assets, at value ......................................................................  $ 3,425,775
                                                                                              ===========
 Shares outstanding ........................................................................      711,918
                                                                                              ===========
 Net asset value per share a ...............................................................        $4.81
                                                                                              ===========
 Maximum offering price per share (Net asset value per share (DIVIDE) 99.00%) ..............        $4.86
                                                                                              ===========
ADVISOR CLASS:
 Net assets, at value ......................................................................   $  250,107
                                                                                              ===========
 Shares outstanding ........................................................................       49,922
                                                                                              ===========
 Net asset value and maximum offering price per share ......................................        $5.01
                                                                                              ===========



aRedemption price is equal to net asset value less any applicable contingent deferred sales charge.


                       See notes to financial statements.
                                                             SEMIANNUAL REPORT 9

FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON PACIFIC GROWTH FUND
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)


Investment income a:
  Dividends ................................................................................  $   184,916
  Interest .................................................................................       12,066
                                                                                              ------------
      Total investment income ..............................................................      196,982
                                                                                              ------------
Expenses:
 Management fees (Note 3) ..................................................................       96,450
 Distribution fees (Note 3)
  Class A ..................................................................................       18,937
  Class C ..................................................................................       20,139
Transfer agent fees (Note 3) ...............................................................       59,100
Custodian fees .............................................................................       17,800
Reports to shareholders ....................................................................        5,000
Registration and filing fees ...............................................................       20,500
Professional fees ..........................................................................        6,500
Trustees' fees and expenses ................................................................          400
                                                                                              ------------
   Total expenses ..........................................................................      244,826
                                                                                              ------------
     Net investment income (loss) ..........................................................      (47,844)
                                                                                              ------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ..............................................................................     (264,817)
  Foreign currency transactions ............................................................      (29,442)
                                                                                              ------------
Net realized gain (loss) ...................................................................     (294,259)
Net unrealized appreciation (depreciation)
 on:
   Investments ..............................................................................    (704,772)
   Translation of assets and liabilities denominated in foreign currencies .................          686
                                                                                              ------------
      Net unrealized appreciation (depreciation) ...........................................     (704,086)
                                                                                              ------------
Net realized and unrealized gain (loss) ....................................................     (998,345)
                                                                                              ------------
Net increase (decrease) in net assets resulting from operations ............................  $(1,046,189)
                                                                                              ============

aNet of foreign taxes of $63,965

                       See notes to financial statements.


10 SEMIANNUAL REPORT

FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON PACIFIC GROWTH FUND
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)
AND THE YEAR ENDED OCTOBER 31, 2002

                                                                                SIX MONTHS         YEAR
                                                                                   ENDED           ENDED
                                                                             APRIL 30, 2003  OCTOBER 31, 2002
                                                                             --------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income (loss) ................................................ $   (47,844)      $   (95,373)
  Net realized gain (loss) from investments and foreign currency transactions .    (294,259)       (1,376,557)
  Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities
    denominated in foreign currencies .........................................    (704,086)        1,599,075
                                                                                ------------------------------
       Net increase (decrease) in net assets resulting from operations ........  (1,046,189)          127,145
 Capital share transactions (Note 2):
    Class A ...................................................................  (2,720,306)       (1,773,542)
    Class C ...................................................................    (546,708)         (262,533)
    Advisor Class .............................................................       5,822          (656,171)
                                                                                ------------------------------
 Total capital share transactions .............................................  (3,261,192)       (2,692,246)

 Redemption fees (Note 1j) ....................................................       4,601                --
       Net increase (decrease) in net assets ..................................  (4,302,780)       (2,565,101)
Net assets:
 Beginning of period ..........................................................  21,671,612        24,236,713
                                                                                ------------------------------
 End of period ................................................................ $17,368,832       $21,671,612
                                                                                ==============================
Undistributed net investment income included in net assets:
 End of period ................................................................ $   (50,989)      $    (3,145)
                                                                                ==============================

                       See notes to financial statements.

                                                            SEMIANNUAL REPORT 11

FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON PACIFIC GROWTH FUND
Notes to Financial Statements (unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton International Trust (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end, investment company. The Fund seeks to achieve long-term capital growth by investing, under normal market conditions, at least 80% of its total assets in equity securities that trade on Pacific Rim markets as defined in the Fund's prospectus, and are issued by companies that have their principal activities in the Pacific Rim.

On October 11, 2002, the Board of Trustees for Franklin Templeton International Trust approved a proposal to merge Templeton Pacific Growth Fund into the Templeton Foreign Fund. On May 2, 2003, shareholders of the Templeton Pacific Growth Fund approved the proposal. The fund merged on May 8, 2003.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements, which are accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Fund with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At April 30, 2003, all repurchase agreements held by the Fund had been entered into on the last business day of the month.




12 SEMIANNUAL REPORT

FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON PACIFIC GROWTH FUND
Notes to Financial Statements (unaudited) (CONTINUED)


1. SIGNIFICANT ACCOUNTING POLICIES (CONT.)

D. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

E. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

F. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Trust are allocated among the funds comprising the Trust based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

G. DEFERRED TAXES

Deferred taxes are recorded for estimated tax liabilities inherent in each Funds' portfolio securities which may arise from subsequent sales of those securities and corresponding asset repatriations from countries that impose such taxes.

H. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


                                                            SEMIANNUAL REPORT 13

FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON PACIFIC GROWTH FUND
Notes to Financial Statements (unaudited) (CONTINUED)


1. SIGNIFICANT ACCOUNTING POLICIES (CONT.)

I. GUARANTEES AND INDEMNIFICATIONS

In the normal course of business the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. REDEMPTION FEES

The Fund charges a 2% redemption fee to market timers who redeem shares held for less than 90 days. Such fees are retained by the Fund and accounted for as additional paid in capital.


2. SHARES OF BENEFICIAL INTEREST

The Fund offers three classes of shares: Class A, Class C and Advisor Class shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At April 30, 2003, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                                        SIX MONTHS ENDED                 YEAR ENDED
                                                         APRIL 30, 2003               OCTOBER 31, 2002
                                                   --------------------------------------------------------
                                                      SHARES       AMOUNT           SHARES       AMOUNT
                                                   --------------------------------------------------------
CLASS A SHARES:
Shares sold ......................................    720,781   $ 3,734,114      18,181,054  $ 109,456,761
Shares issued on reinvestment of distributions ...         --            --              --             --
Shares redeemed .................................. (1,223,443)   (6,454,420)    (18,302,976)  (111,230,303)
                                                   --------------------------------------------------------
Net increase (decrease) ..........................   (502,662)  $(2,720,306)       (121,922) $  (1,773,542)
                                                   ========================================================

CLASS C SHARES:
Shares sold ......................................    515,532   $ 2,702,084       3,717,754  $  21,926,074
Shares issued on reinvestment of distributions ...         --            --              --             --
Shares redeemed ..................................   (613,245)   (3,248,792)     (3,715,322)   (22,188,607)
                                                   --------------------------------------------------------
Net increase (decrease) ..........................    (97,713)  $  (546,708)          2,432  $    (262,533)
                                                   ========================================================

ADVISOR CLASS SHARES:
Shares sold ......................................      1,663   $     8,300       2,061,032  $  12,310,152
Shares issued on reinvestment of distributions ...         --            --              --             --
Shares redeemed ..................................       (478)       (2,478)     (2,137,587)   (12,966,323)
                                                   --------------------------------------------------------
Net increase (decrease) ..........................      1,185   $     5,822         (76,555) $    (656,171)
                                                   ========================================================


14 SEMIANNUAL REPORT

FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON PACIFIC GROWTH FUND
Notes to Financial Statements (unaudited) (CONTINUED)


3. TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers or directors of Franklin Advisers, Inc. (Advisers), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's investment manager, principal underwriter, and transfer agent, respectively.

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

       ANNUALIZED
        FEE RATE  AVERAGE DAILY NET ASSETS
       --------------------------------------------------------------
          1.00%   First $100 million
          0.90% Over $100 million, up to and including $250 million 0.80% Over $250 million, up to and including $500 million
          0.75%   Over $500 million

Under a subadvisory agreement, TAML provides subadvisory services to the Templeton Pacific Growth Fund and receives from Advisers fees based on the average daily net assets of the Fund.

The Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to 0.25% and 1.00% per year of the average daily net assets of Class A and Class C shares, respectively.

Distributors paid net commissions on sales of the Fund's shares and received contingent deferred sales charges for the period ended April 30, 2003 of $1,601 and $332, respectively.


4. INCOME TAXES

At April 30, 2003, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

        Cost of investments .......................   $20,839,617
                                                      ------------
        Unrealized appreciation ...................     1,221,217
        Unrealized depreciation ...................    (5,840,343)
                                                      ------------
        Net unrealized appreciation (depreciation) .  $(4,619,126)
                                                      ------------

Net investment income and net realized losses differ for financial statement and tax purposes primarily due to differing treatments of passive foreign investment companies, wash sales, and foreign currency transactions.

                                                            SEMIANNUAL REPORT 15

FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON PACIFIC GROWTH FUND
Notes to Financial Statements (unaudited) (CONTINUED)


4. INCOME TAXES (CONT.)

At October 31, 2002, the Fund had tax basis capital losses which may be carried over to offset future capital gains as follows:

        Capital loss carryover expiring in:
         2006 .......................... $ 5,811,328
         2009 ..........................   8,395,998
         2010 ..........................   1,355,341
                                         -----------
                                         $15,562,667
                                         ===========

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended April 30, 2003 aggregated $0 and $3,783,141, respectively.


16 SEMIANNUAL REPORT

LITERATURE REQUEST
For a brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.
FRANKLIN TEMPLETON INVESTMENTS


GLOBAL GROWTH
Franklin Global Aggressive
 Growth Fund
Franklin Global Growth Fund
Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global Opportunities Trust
Templeton Global Smaller
 Companies Fund
Templeton Growth Fund
Templeton International (Ex EM) Fund
Templeton World Fund

GLOBAL GROWTH & INCOME
Franklin Global Communications Fund
Mutual European Fund
Templeton Global Bond Fund

GLOBAL INCOME
Franklin Templeton Hard
 Currency Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Biotechnology
 Discovery Fund


Franklin Blue Chip Fund
Franklin Capital Growth Fund 1
Franklin DynaTech Fund
Franklin Flex Cap Growth Fund 2
Franklin Gold and Precious
 Metals Fund
Franklin Growth Fund
Franklin Large Cap Growth Fund
Franklin Small-Mid Cap
 Growth Fund
Franklin Technology Fund
Franklin U.S. Long-Short Fund 3

GROWTH & INCOME
Franklin Balance Sheet Investment Fund 4
Franklin Convertible
 Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 4
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Small Cap Value Fund
Franklin Utilities Fund



Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

FUND ALLOCATOR SERIES
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth
 Target Fund
Franklin Templeton Moderate
 Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund 5
Franklin's AGE High Income Fund
Franklin Floating Rate Daily
 Access Fund
Franklin Floating Rate Trust 6
Franklin Short-Intermediate
 U.S. Government Securities Fund 5
Franklin Strategic Income Fund
Franklin Total Return Fund
Franklin U.S. Government
 Securities Fund 5
Franklin Federal Money Fund 5,7
Franklin Money Fund 5,7



TAX-FREE INCOME 8
Double Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free
 Income Fund
Insured Tax-Free Income Fund 9
Tax-Exempt Money Fund 5,7

STATE-SPECIFIC
TAX-FREE

INCOME 8
Alabama
Arizona
California 10
Colorado
Connecticut
Florida 10
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 9

Michigan 9
Minnesota 9
Missouri
New Jersey
New York 10
North Carolina
Ohio 9
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance Products Trust 11

1. Formerly Franklin Growth and Income Fund. Effective 5/1/02, the fund's name changed; investment goal and strategy remained the same.
2. Formerly Franklin California Growth Fund. Effective 9/1/02, the fund's name changed and its investment criteria was modified to invest a majority of its net assets in California companies, as opposed to at least 80% of net assets.
3. Upon reaching approximately $350 million in assets, the fund will close to all investors.
4. The fund is only open to existing shareholders as well as select retirement plans.
5. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
6. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
7. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.
8. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.
9. Portfolio of insured municipal securities.
10. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and intermediate-term and money market portfolios (CA and NY).
11. The funds of the Franklin Templeton Variable Insurance Products Trust are generally only available as investment options in variable annuity or variable life insurance contracts.


                                                                           12/02

                       Not part of the semiannual report

                                 [LOGO OMITTED]
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS

One Franklin Parkway
San Mateo, CA  94403-1906



SEMIANNUAL REPORT AND SHAREHOLDER LETTER
TEMPLETON PACIFIC GROWTH FUND

INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIALBEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Franklin Templeton International Trust prospectus, which contains more complete information including charges and expenses.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

190 S2003 06/03











ITEM 2. CODE OF ETHICS.  N/A
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.  N/A
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.  N/A
ITEM 5. AUDIT COMMITTEE  OF LISTED REGISTRANTS  N/A
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

ITEM 9. CONTROLS AND PROCEDURES.
(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 10. EXHIBITS.
(A) N/A

(B)(1) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND KIMBERLEY H. MONASTERIO, CHIEF FINANCIAL OFFICER

(B)(2) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND KIMBERLEY H. MONASTERIO, CHIEF FINANCIAL OFFICER

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON INTERNATIONAL TRUST


By /S/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    June 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    June 30, 2003


By /S/Kimberley H. Monasterio
Chief Financial Officer
Date    June 30, 2003